                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: April 30*
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2007
-------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund. The remaining series of the Registrant, MFS Sector Rotational Fund, has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              M F S(R)
                              INVESTMENT MANAGEMENT

[graphic omitted]

                           10/31/07 SEMIANNUAL REPORT

                           MFS(R) LIFETIME RETIREMENT INCOME FUND
                           MFS(R) LIFETIME 2010 FUND
                           MFS(R) LIFETIME 2020 FUND
                           MFS(R) LIFETIME 2030 FUND
                           MFS(R) LIFETIME 2040 FUND

                                                                  LTF-SEM 10/07

MFS(R) Lifetime Funds

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLES                                           4
----------------------------------------------------------
PORTFOLIOS OF INVESTMENTS                                8
----------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                    11
----------------------------------------------------------
STATEMENTS OF OPERATIONS                                13
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     14
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    16
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           41
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           56
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   59
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          59
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS(R) Lifetime Retirement Income Fund

              PORTFOLIO TARGET ALLOCATION

              Bond Funds                                 70.0%
              U.S. Stock Funds                           20.0%
              Money Market Funds                         10.0%

              PORTFOLIO ACTUAL ALLOCATION

              Bond Funds                                 69.5%
              U.S. Stock Funds                           20.1%
              Money Market Funds                         10.0%
              Cash & Other Net Assets                     0.4%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.9%
              ------------------------------------------------
              MFS Research Bond Fund                     19.8%
              ------------------------------------------------
              MFS Research Fund                          10.1%
              ------------------------------------------------
              MFS Value Fund                             10.0%
              ------------------------------------------------
              MFS Floating Rate High Income Fund         10.0%
              ------------------------------------------------
              MFS Money Market Fund                      10.0%
              ------------------------------------------------
              MFS Government Securities Fund              9.9%
              ------------------------------------------------
              MFS Inflation-Adjusted Bond Fund            9.9%
              ------------------------------------------------
              Cash & Other Net Assets                     0.4%
              ------------------------------------------------

              MFS(R) Lifetime 2010 Fund

              PORTFOLIO TARGET ALLOCATION

              Bond Funds                                 58.3%
              U.S. Stock Funds                           28.8%
              Money Market Funds                         10.0%
              International Stock Funds                   2.9%

              PORTFOLIO ACTUAL ALLOCATION

              Bond Funds                                 58.0%
              U.S. Stock Funds                           28.7%
              Money Market Funds                          9.9%
              International Stock Funds                   3.0%
              Cash & Other Net Assets                     0.4%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.9%
              ------------------------------------------------
              MFS Research Bond Fund                     19.9%
              ------------------------------------------------
              MFS Research Fund                          12.9%
              ------------------------------------------------
              MFS Value Fund                             12.9%
              ------------------------------------------------
              MFS Money Market Fund                       9.9%
              ------------------------------------------------
              MFS Government Securities Fund              9.9%
              ------------------------------------------------
              MFS Floating Rate High Income Fund          4.2%
              ------------------------------------------------
              MFS Inflation-Adjusted Bond Fund            4.1%
              ------------------------------------------------
              MFS Research International Fund             3.0%
              ------------------------------------------------
              MFS Core Growth Fund                        2.9%
              ------------------------------------------------
              Cash & Other Net Assets                     0.4%
              ------------------------------------------------

              MFS(R) Lifetime 2020 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           55.8%
              Bond Funds                                 26.3%
              International Stock Funds                  15.8%
              Money Market Funds                          2.1%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           55.6%
              Bond Funds                                 26.1%
              International Stock Funds                  15.9%
              Money Market Funds                          2.1%
              Cash & Other Net Assets                     0.3%

              PORTFOLIO HOLDINGS

              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Research Bond Fund                     14.1%
              ------------------------------------------------
              MFS Research International Fund            13.0%
              ------------------------------------------------
              MFS Core Growth Fund                       12.9%
              ------------------------------------------------
              MFS Research Fund                          12.0%
              ------------------------------------------------
              MFS Mid Cap Value Fund                      7.9%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                     7.9%
              ------------------------------------------------
              MFS Government Securities Fund              7.0%
              ------------------------------------------------
              MFS High Income Fund                        5.0%
              ------------------------------------------------
              MFS International New Discovery Fund        2.9%
              ------------------------------------------------
              MFS Money Market Fund                       2.1%
              ------------------------------------------------
              Cash & Other Net Assets                     0.3%
              ------------------------------------------------

              MFS(R) Lifetime 2030 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           75.8%
              International Stock Funds                  20.0%
              Bond Funds                                  4.2%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           75.6%
              International Stock Funds                  19.9%
              Bond Funds                                  4.1%
              Cash & Other Net Assets                     0.4%

              PORTFOLIO HOLDINGS

              MFS Core Growth Fund                       18.9%
              ------------------------------------------------
              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    13.9%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     13.9%
              ------------------------------------------------
              MFS Research International Fund            11.0%
              ------------------------------------------------
              MFS Research Fund                          10.0%
              ------------------------------------------------
              MFS International New Discovery Fund        8.9%
              ------------------------------------------------
              MFS New Discovery Fund                      4.0%
              ------------------------------------------------
              MFS Research Bond Fund                      2.1%
              ------------------------------------------------
              MFS High Income Fund                        1.0%
              ------------------------------------------------
              MFS Government Securities Fund              1.0%
              ------------------------------------------------
              Cash & Other Net Assets                     0.4%
              ------------------------------------------------

              MFS(R) Lifetime 2040 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           79.4%
              International Stock Funds                  19.9%
              Cash & Other Net Assets                     0.7%


              PORTFOLIO HOLDINGS

              MFS Core Growth Fund                       19.8%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    14.9%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     14.9%
              ------------------------------------------------
              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Research International Fund            10.0%
              ------------------------------------------------
              MFS International New Discovery Fund        9.9%
              ------------------------------------------------
              MFS Research Fund                           9.9%
              ------------------------------------------------
              MFS New Discovery Fund                      5.0%
              ------------------------------------------------
              Cash & Other Net Assets                     0.7%
              ------------------------------------------------

Percentages are based on net assets as of 10/31/07.

The portfolios are actively managed and current holdings may be different.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, MAY 1, 2007 THROUGH OCTOBER 31, 2007

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the funds will vary. If these transactional and indirect costs were included, your costs would have been higher.


MFS(R) LIFETIME RETIREMENT INCOME FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio      5/01/07         10/31/07       10/31/07
------------------------------------------------------------------------------
        Actual              0.45%    $1,000.00        $1,029.63        $2.30
  A     -----------------------------------------------------------------------
        Hypothetical (h)    0.45%    $1,000.00        $1,022.87        $2.29
-------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,026.30        $5.60
  B     -----------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61        $5.58
-------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,027.28        $5.61
  C     -----------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61        $5.58
-------------------------------------------------------------------------------
        Actual              0.10%    $1,000.00        $1,032.42        $0.51
  I     -----------------------------------------------------------------------
        Hypothetical (h)    0.10%    $1,000.00        $1,024.63        $0.51
-------------------------------------------------------------------------------
        Actual              1.20%    $1,000.00        $1,026.79        $6.11
  R1    -----------------------------------------------------------------------
        Hypothetical (h)    1.20%    $1,000.00        $1,019.10        $6.09
-------------------------------------------------------------------------------
        Actual              0.85%    $1,000.00        $1,027.58        $4.33
  R2    -----------------------------------------------------------------------
        Hypothetical (h)    0.85%    $1,000.00        $1,020.86        $4.32
-------------------------------------------------------------------------------
        Actual              0.75%    $1,000.00        $1,029.08        $3.83
  R3    -----------------------------------------------------------------------
        Hypothetical (h)    0.75%    $1,000.00        $1,021.37        $3.81
-------------------------------------------------------------------------------
        Actual              0.50%    $1,000.00        $1,030.37        $2.55
  R4    -----------------------------------------------------------------------
        Hypothetical (h)    0.50%    $1,000.00        $1,022.62        $2.54
-------------------------------------------------------------------------------
        Actual              0.20%    $1,000.00        $1,030.90        $1.02
  R5    -----------------------------------------------------------------------
        Hypothetical (h)    0.20%    $1,000.00        $1,024.13        $1.02
-------------------------------------------------------------------------------

MFS(R) LIFETIME 2010 FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio      5/01/07         10/31/07       10/31/07
--------------------------------------------------------------------------------
        Actual              0.45%    $1,000.00        $1,039.71         $2.31
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%    $1,000.00        $1,022.87         $2.29
--------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,036.30         $5.63
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61         $5.58
--------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,036.30         $5.63
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61         $5.58
--------------------------------------------------------------------------------
        Actual              0.10%    $1,000.00        $1,041.40         $0.51
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%    $1,000.00        $1,024.63         $0.51
--------------------------------------------------------------------------------
        Actual              1.20%    $1,000.00        $1,035.49         $6.14
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%    $1,000.00        $1,019.10         $6.09
--------------------------------------------------------------------------------
        Actual              0.85%    $1,000.00        $1,038.08         $4.35
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%    $1,000.00        $1,020.86         $4.32
--------------------------------------------------------------------------------
        Actual              0.75%    $1,000.00        $1,038.04         $3.84
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%    $1,000.00        $1,021.37         $3.81
--------------------------------------------------------------------------------
        Actual              0.50%    $1,000.00        $1,038.84         $2.56
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%    $1,000.00        $1,022.62         $2.54
--------------------------------------------------------------------------------
        Actual              0.20%    $1,000.00        $1,040.50         $1.03
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%    $1,000.00        $1,024.13         $1.02
--------------------------------------------------------------------------------

MFS(R) LIFETIME 2020 FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio      5/01/07         10/31/07       10/31/07
--------------------------------------------------------------------------------
        Actual              0.45%    $1,000.00        $1,058.23         $2.33
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%    $1,000.00        $1,022.87         $2.29
--------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,054.28         $5.68
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61         $5.58
--------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,053.48         $5.68
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61         $5.58
--------------------------------------------------------------------------------
        Actual              0.10%    $1,000.00        $1,058.82         $0.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%    $1,000.00        $1,024.63         $0.51
--------------------------------------------------------------------------------
        Actual              1.20%    $1,000.00        $1,054.33         $6.20
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%    $1,000.00        $1,019.10         $6.09
--------------------------------------------------------------------------------
        Actual              0.85%    $1,000.00        $1,055.04         $4.39
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%    $1,000.00        $1,020.86         $4.32
--------------------------------------------------------------------------------
        Actual              0.75%    $1,000.00        $1,055.79         $3.88
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%    $1,000.00        $1,021.37         $3.81
--------------------------------------------------------------------------------
        Actual              0.50%    $1,000.00        $1,057.38         $2.59
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%    $1,000.00        $1,022.62         $2.54
--------------------------------------------------------------------------------
        Actual              0.20%    $1,000.00        $1,057.98         $1.03
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%    $1,000.00        $1,024.13         $1.02
--------------------------------------------------------------------------------

MFS(R) LIFETIME 2030 FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio      5/01/07         10/31/07       10/31/07
--------------------------------------------------------------------------------
        Actual              0.45%    $1,000.00        $1,065.36         $2.34
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%    $1,000.00        $1,022.87         $2.29
--------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,062.45         $5.70
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61         $5.58
--------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,062.30         $5.70
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61         $5.58
--------------------------------------------------------------------------------
        Actual              0.10%    $1,000.00        $1,066.72         $0.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%    $1,000.00        $1,024.63         $0.51
--------------------------------------------------------------------------------
        Actual              1.20%    $1,000.00        $1,060.81         $6.22
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%    $1,000.00        $1,019.10         $6.09
--------------------------------------------------------------------------------
        Actual              0.85%    $1,000.00        $1,063.01         $4.41
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%    $1,000.00        $1,020.86         $4.32
--------------------------------------------------------------------------------
        Actual              0.75%    $1,000.00        $1,063.93         $3.89
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%    $1,000.00        $1,021.37         $3.81
--------------------------------------------------------------------------------
        Actual              0.50%    $1,000.00        $1,064.60         $2.59
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%    $1,000.00        $1,022.62         $2.54
--------------------------------------------------------------------------------
        Actual              0.20%    $1,000.00        $1,065.96         $1.04
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%    $1,000.00        $1,024.13         $1.02
--------------------------------------------------------------------------------

MFS(R) LIFETIME 2040 FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio      5/01/07         10/31/07       10/31/07
--------------------------------------------------------------------------------
        Actual              0.45%    $1,000.00        $1,065.20         $2.34
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%    $1,000.00        $1,022.87         $2.29
--------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,062.24         $5.70
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61         $5.58
--------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,062.96         $5.70
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%    $1,000.00        $1,019.61         $5.58
--------------------------------------------------------------------------------
        Actual              0.10%    $1,000.00        $1,067.37         $0.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%    $1,000.00        $1,024.63         $0.51
--------------------------------------------------------------------------------
        Actual              1.20%    $1,000.00        $1,062.30         $6.22
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%    $1,000.00        $1,019.10         $6.09
--------------------------------------------------------------------------------
        Actual              0.85%    $1,000.00        $1,063.78         $4.41
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%    $1,000.00        $1,020.86         $4.32
--------------------------------------------------------------------------------
        Actual              0.75%    $1,000.00        $1,064.54         $3.89
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%    $1,000.00        $1,021.37         $3.81
--------------------------------------------------------------------------------
        Actual              0.50%    $1,000.00        $1,065.20         $2.60
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%    $1,000.00        $1,022.62         $2.54
--------------------------------------------------------------------------------
        Actual              0.20%    $1,000.00        $1,067.42         $1.04
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%    $1,000.00        $1,024.13         $1.02
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS

10/31/07 (unaudited)

MFS(R) LIFETIME RETIREMENT INCOME FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.

Mutual Funds - 99.6%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                                          163,839         $ 1,594,155
MFS Government Securities Fund - Class I                                                              166,902           1,585,568
MFS Inflation-Adjusted Bond Fund - Class I                                                            158,766           1,582,894
MFS Limited Maturity Fund - Class I                                                                   500,669           3,174,242
MFS Money Market Fund                                                                               1,592,432           1,592,432
MFS Research Bond Fund - Class I                                                                      319,323           3,167,680
MFS Research Fund - Class I                                                                            56,459           1,604,575
MFS Value Fund - Class I                                                                               53,808           1,602,928
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $15,591,588)                                                                     $15,904,474
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.4%                                                                                      66,837
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                   $15,971,311
---------------------------------------------------------------------------------------------------------------------------------

MFS(R) LIFETIME 2010 FUND

Mutual Funds - 99.6%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I                                                                         27,245         $   625,278
MFS Floating Rate High Income Fund - Class I                                                           90,779             883,276
MFS Government Securities Fund - Class I                                                              222,864           2,117,206
MFS Inflation-Adjusted Bond Fund - Class I                                                             88,477             882,112
MFS Limited Maturity Fund - Class I                                                                   668,097           4,235,736
MFS Money Market Fund                                                                               2,119,369           2,119,369
MFS Research Bond Fund - Class I                                                                      426,907           4,234,922
MFS Research Fund - Class I                                                                            96,755           2,749,769
MFS Research International Fund - Class I                                                              27,032             630,663
MFS Value Fund - Class I                                                                               92,211           2,746,975
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $20,413,251)                                                                     $21,225,306
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 4.95%, due 11/01/07, at Amortized Cost and Value (y)           $ 184,000         $   184,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $20,597,251)                                                                      $21,409,306
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.4)%                                                                                   (95,498)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                   $21,313,808
---------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

MFS(R) LIFETIME 2020 FUND

Mutual Funds - 99.7%

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I                                                                        335,333         $ 7,695,895
MFS Government Securities Fund - Class I                                                              442,166           4,200,578
MFS High Income Fund - Class I                                                                        783,829           2,970,713
MFS International New Discovery Fund - Class I                                                         52,976           1,752,455
MFS Mid Cap Growth Fund - Class I (a)                                                                 435,233           4,709,224
MFS Mid Cap Value Fund - Class I                                                                      304,707           4,710,770
MFS Money Market Fund                                                                               1,236,035           1,236,035
MFS Research Bond Fund - Class I                                                                      846,809           8,400,345
MFS Research Fund - Class I                                                                           252,949           7,188,811
MFS Research International Fund - Class I                                                             332,218           7,750,635
MFS Value Fund - Class I                                                                              299,485           8,921,657
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $54,538,881)                                                                     $59,537,118
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.9%, due 11/01/07, at Amortized Cost and Value (y)                 $ 224,000         $   224,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $54,762,881)                                                                      $59,761,118
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                                                   (45,665)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                   $59,715,453
---------------------------------------------------------------------------------------------------------------------------------

MFS(R) LIFETIME 2030 FUND

Mutual Funds - 99.6%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I                                                                        339,703         $ 7,796,181
MFS Government Securities Fund - Class I                                                               44,577             423,482
MFS High Income Fund - Class I                                                                        112,542             426,536
MFS International New Discovery Fund - Class I                                                        111,414           3,685,563
MFS Mid Cap Growth Fund - Class I (a)                                                                 530,527           5,740,296
MFS Mid Cap Value Fund - Class I                                                                      371,235           5,739,296
MFS New Discovery Fund - Class I (a)                                                                   72,587           1,628,858
MFS Research Bond Fund - Class I                                                                       85,413             847,300
MFS Research Fund - Class I                                                                           144,688           4,112,034
MFS Research International Fund - Class I                                                             194,739           4,543,251
MFS Value Fund - Class I                                                                              207,036           6,167,605
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $37,009,729)                                                                     $41,110,402
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 4.95%, due 11/01/07, at Amortized Cost and Value (y)           $ 350,000         $   350,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $37,359,729)                                                                      $41,460,402
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.5)%                                                                                  (188,364)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                   $41,272,038
---------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

MFS(R) LIFETIME 2040 FUND

Mutual Funds - 99.3%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I                                                                        184,809         $ 4,241,361
MFS International New Discovery Fund - Class I                                                         64,239           2,125,013
MFS Mid Cap Growth Fund - Class I (a)                                                                 293,868           3,179,652
MFS Mid Cap Value Fund - Class I                                                                      205,501           3,177,051
MFS New Discovery Fund - Class I (a)                                                                   47,725           1,070,950
MFS Research Fund - Class I                                                                            74,554           2,118,811
MFS Research International Fund - Class I                                                              91,282           2,129,606
MFS Value Fund - Class I                                                                              106,601           3,175,658
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $18,989,729)                                                                     $21,218,102
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 4.95%, due 11/01/07, at Amortized Cost and Value (y)           $ 103,000         $   103,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $19,092,729)                                                                      $21,321,102
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.2%                                                                                      43,133
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                   $21,364,235
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 10/31/07  (unaudited)

This statement represents each fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

                                                               LIFETIME
                                                             RETIREMENT       LIFETIME      LIFETIME      LIFETIME      LIFETIME
ASSETS                                                      INCOME FUND      2010 FUND     2020 FUND     2030 FUND     2040 FUND
--------------------------------------------------------------------------------------------------------------------------------
Investments
  Underlying funds, at value (identified cost,
  $15,591,588, $20,413,251, $54,538,881, $37,009,729, and
  $18,989,729, respectively)                                $15,904,474    $21,225,306   $59,537,118   $41,110,402   $21,218,102
  Short-term holdings, at amortized cost and value                   --        184,000       224,000       350,000       103,000
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $15,591,588,
$20,597,251, $54,762,881, $37,359,729, and
$19,092,729, respectively)                                  $15,904,474    $21,409,306   $59,761,118   $41,460,402   $21,321,102
Cash                                                                 --            782           762           997           528
Receivable for investments sold                                  39,440             --            --       174,050            --
Receivable for fund shares sold                                  36,037        214,512       403,507       150,997        89,358
Dividends receivable                                             53,265         61,600        79,389         8,129            --
Receivable from investment adviser                               45,074         54,979        51,166        45,008        51,875
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                $16,078,290    $21,741,179   $60,295,942   $41,839,583   $21,462,863
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                            $17,645            $--           $--           $--           $--
Distributions payable                                             1,818             --            --            --            --
Payable for investments purchased                                63,224        354,497       568,097       331,708        92,367
Payable for fund shares reacquired                               22,306         65,434         7,206       230,693           202
Payable to affiliates
  Shareholder servicing costs                                     1,177            852         2,224         1,498           541
  Distribution and service fees                                     383            499         1,471           955           485
  Administrative services fee                                        96             96            96            96            96
  Retirement plan administration and service fees                   114            145           428           311           141
Payable for independent trustees' compensation                      137             99           117           126           114
Accrued expenses and other liabilities                               79          5,749           850         2,158         4,682
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              $106,979       $427,371      $580,489      $567,545       $98,628
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                  $15,971,311    $21,313,808   $59,715,453   $41,272,038   $21,364,235
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                             $15,533,443    $19,964,001   $53,674,746   $36,836,125   $18,893,876
Unrealized appreciation (depreciation) on investments           312,886        812,054     4,998,237     4,100,674     2,228,373
Accumulated net realized gain (loss) on investments             125,260        155,256       569,154       357,530       270,109
Accumulated undistributed (distributions in excess of) net
investment income                                                  (278)       382,497       473,316       (22,291)      (28,123)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                  $15,971,311    $21,313,808   $59,715,453   $41,272,038   $21,364,235
--------------------------------------------------------------------------------------------------------------------------------
Net assets
  Class A                                                    $2,292,244     $3,547,787    $8,629,940    $5,076,577    $2,929,812
  Class B                                                       753,179        792,711     4,175,384     1,895,215     1,571,349
  Class C                                                       853,392        823,206     1,881,464       624,871       375,335
  Class I                                                        64,217        570,536       980,696     1,023,729     1,531,019
  Class R1                                                    1,156,987      1,100,615     4,425,520     2,828,921     1,327,540
  Class R2                                                      746,822      1,517,898     5,331,873     3,738,385     1,700,905
  Class R3                                                    3,579,857      6,611,476    16,337,483    13,101,757     6,111,239
  Class R4                                                    6,325,856      5,846,945    16,088,248    11,228,472     4,524,820
  Class R5                                                      198,757        502,634     1,864,845     1,754,111     1,292,216
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $15,971,311    $21,313,808   $59,715,453   $41,272,038   $21,364,235
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                               LIFETIME
                                                             RETIREMENT       LIFETIME      LIFETIME      LIFETIME      LIFETIME
                                                            INCOME FUND      2010 FUND     2020 FUND     2030 FUND     2040 FUND
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  CLASS A                                                          219,140        308,021       688,358       389,224       224,103
  CLASS B                                                           71,981         69,413       335,954       146,629       121,110
  CLASS C                                                           81,543         72,112       151,580        48,216        28,881
  CLASS I                                                            6,136         49,302        77,805        78,084       116,420
  CLASS R1                                                         110,617         96,679       356,463       219,042       102,468
  CLASS R2                                                          71,405        132,597       427,758       287,805       130,691
  CLASS R3                                                         342,023        576,978     1,308,542     1,009,464       469,135
  CLASS R4                                                         604,924        508,305     1,283,771       862,374       346,127
  CLASS R5                                                          18,981         43,476       148,105       133,984        98,365
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHARES OF BENEFICIAL INTEREST OUTSTANDING                  1,526,750      1,856,883     4,778,336     3,174,822     1,637,300
-----------------------------------------------------------------------------------------------------------------------------------
Class A shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value per share
  (net assets / shares of beneficial interest outstanding)          $10.46         $11.52        $12.54        $13.04        $13.07
-----------------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 x net asset value per share)  $11.10         $12.22        $13.31        $13.84        $13.87
-----------------------------------------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets / shares of beneficial interest outstanding)          $10.46         $11.42        $12.43        $12.93        $12.97
-----------------------------------------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets / shares of beneficial interest outstanding)          $10.47         $11.42        $12.41        $12.96        $13.00
-----------------------------------------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)          $10.47         $11.57        $12.60        $13.11        $13.15
-----------------------------------------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)          $10.46         $11.38        $12.42        $12.91        $12.96
-----------------------------------------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)          $10.46         $11.45        $12.46        $12.99        $13.01
-----------------------------------------------------------------------------------------------------------------------------------
Class R3 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)          $10.47         $11.46        $12.49        $12.98        $13.03
-----------------------------------------------------------------------------------------------------------------------------------
Class R4 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)          $10.46         $11.50        $12.53        $13.02        $13.07
-----------------------------------------------------------------------------------------------------------------------------------
Class R5 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)          $10.47         $11.56        $12.59        $13.09        $13.14
-----------------------------------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Six months ended 10/31/07  (unaudited)

This statement describes how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                               LIFETIME
                                                             RETIREMENT       LIFETIME      LIFETIME      LIFETIME      LIFETIME
                                                            INCOME FUND      2010 FUND     2020 FUND     2030 FUND     2040 FUND
NET INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Dividends from underlying funds                                $237,389       $316,044      $457,122       $70,511       $19,535
Interest                                                          7,732          4,417        11,340         9,464         5,399
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                        $245,121       $320,461      $468,462       $79,975       $24,934
--------------------------------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                 $26,639        $36,455      $116,737       $66,321       $37,632
  Shareholder servicing costs                                     3,697          7,208        13,434         9,538         6,216
  Administrative services fee                                     8,823          8,823         8,823         8,823         8,823
  Retirement plan administration and services fees                7,134         10,438        32,399        20,272        10,267
  Independent trustees' compensation                                722            738           751           736           733
  Custodian fee                                                   6,103          2,099         4,324         3,536         2,731
  Shareholder communications                                      6,425          6,933        10,287         9,185         8,641
  Auditing fees                                                  14,762         14,762        14,762        14,762        14,762
  Legal fees                                                        164            184           294           227           180
  Registration fees                                              45,782         59,206        62,988        55,447        60,211
  Miscellaneous                                                   4,103          4,175         5,161         4,435         4,199
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                 $124,354       $151,021      $269,960      $193,282      $154,395
--------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               --             --            --          (297)          (78)
  Reduction of expenses by investment adviser                   (85,022)       (95,539)      (95,339)      (90,719)      (97,648)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                    $39,332        $55,482      $174,621      $102,266       $56,669
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   $205,789       $264,979      $293,841      $(22,291)     $(31,735)
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions from underlying funds                $108,309        $98,426      $373,369      $165,690      $148,398
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                  $135,827       $358,914    $2,239,239    $2,000,061    $1,047,069
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         $244,136       $457,340    $2,612,608    $2,165,751    $1,195,467
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $449,925       $722,319    $2,906,449    $2,143,460    $1,163,732
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                               LIFETIME
                                                             RETIREMENT       LIFETIME      LIFETIME      LIFETIME      LIFETIME
SIX MONTHS ENDED 10/31/07                                   INCOME FUND      2010 FUND     2020 FUND     2030 FUND     2040 FUND

CHANGE IN NET ASSETS
FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   $205,789       $264,979      $293,841      $(22,291)     $(31,735)
Net realized gain (loss) on investments                         108,309         98,426       373,369       165,690       148,398
Net unrealized gain (loss) on investments                       135,827        358,914     2,239,239     2,000,061     1,047,069
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $449,925       $722,319    $2,906,449    $2,143,460    $1,163,732
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(38,168)           $--           $--           $--           $--
  Class B                                                       (12,062)            --            --            --            --
  Class C                                                       (12,245)            --            --            --            --
  Class I                                                        (1,367)            --            --            --            --
  Class R1                                                      (18,226)            --            --            --            --
  Class R2                                                       (9,037)            --            --            --            --
  Class R3                                                      (40,951)            --            --            --            --
  Class R4                                                      (73,142)            --            --            --            --
  Class R5                                                       (2,281)            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(207,479)           $--           $--           $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $8,772,151     $6,578,969    $16,406,065    $14,636,966  $6,865,022
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                   $9,014,597     $7,301,288    $19,312,514    $16,780,426  $8,028,754
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                        6,956,714     14,012,520    40,402,939    24,491,612    13,335,481
At end of period                                            $15,971,311    $21,313,808   $59,715,453   $41,272,038   $21,364,235
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net
investment income included in net assets at end of period         $(278)      $382,497      $473,316      $(22,291)     $(28,123)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                               LIFETIME
                                                             RETIREMENT       LIFETIME      LIFETIME      LIFETIME      LIFETIME
YEAR ENDED 4/30/07                                          INCOME FUND      2010 FUND     2020 FUND     2030 FUND     2040 FUND
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          $171,423       $231,953      $323,103       $62,461       $14,470
Net realized gain (loss) on investments                          32,514        122,000       611,859       368,412       241,917
Net unrealized gain (loss) on investments                       177,017        431,476     2,548,872     1,987,026     1,058,981
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $380,954       $785,429    $3,483,834    $2,417,899    $1,315,368
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(56,220)      $(40,721)     $(77,396)     $(31,554)     $(17,750)
  Class B                                                       (16,185)        (6,779)      (21,132)       (6,358)       (2,583)
  Class C                                                       (14,346)        (5,135)       (6,954)         (728)         (273)
  Class I                                                        (2,175)        (5,828)       (6,283)      (10,337)       (7,937)
  Class R1                                                      (20,188)        (6,998)      (13,590)       (5,480)       (1,219)
  Class R2                                                       (4,260)        (6,576)      (16,023)       (2,401)       (2,016)
  Class R3                                                      (46,630)       (29,994)      (75,783)      (35,701)      (12,148)
  Class R4                                                       (8,735)       (38,189)     (101,681)      (62,469)      (12,642)
  Class R5                                                       (2,144)        (1,111)         (844)         (706)         (496)

From net realized gain on investments
  Class A                                                        (1,490)        (3,708)      (32,706)       (3,664)       (9,943)
  Class B                                                          (454)          (793)      (12,850)       (1,178)       (3,741)
  Class C                                                          (323)          (591)       (3,515)         (205)         (637)
  Class I                                                           (45)          (489)       (2,342)       (1,051)       (3,758)
  Class R1                                                         (882)          (751)       (7,946)         (989)       (1,392)
  Class R2                                                          (79)          (665)       (7,270)         (386)       (1,414)
  Class R3                                                       (1,195)        (2,963)      (35,632)       (4,670)       (8,297)
  Class R4                                                          (90)        (3,547)      (43,123)       (7,193)       (7,251)
  Class R5                                                          (49)           (98)         (335)          (77)         (261)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(175,490)     $(154,936)    $(465,405)    $(175,147)     $(93,758)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $4,706,614    $11,377,737   $29,746,009   $19,256,176    $9,648,931
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                   $4,912,078    $12,008,230   $32,764,438   $21,498,928   $10,870,541
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                        2,044,636      2,004,290     7,638,501     2,992,684     2,464,940
At end of period                                             $6,956,714    $14,012,520   $40,402,939   $24,491,612   $13,335,481
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net assets
at end of period                                                 $1,412       $117,518      $179,475           $--        $3,612
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS
MFS(R) LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                     CLASS A                                CLASS B
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $10.36       $10.00       $10.00       $10.36       $10.00       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.20        $0.39        $0.24        $0.17        $0.32        $0.20
  Net realized and unrealized gain (loss) on
    investments                                           0.10         0.36        (0.02)(g)     0.10         0.37        (0.01)(g)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.30        $0.75        $0.22        $0.27        $0.69        $0.19
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                            $(0.20)      $(0.38)      $(0.22)      $(0.17)      $(0.32)      $(0.19)
  From net realized gain on investments                     --        (0.01)          --           --        (0.01)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            $(0.20)      $(0.39)      $(0.22)      $(0.17)      $(0.33)      $(0.19)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.46       $10.36       $10.00       $10.46       $10.36       $10.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                   2.96(n)      7.67         2.27(n)      2.63(n)      6.98         1.88(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 1.92(a)      3.79        14.17(a)      2.52(a)      4.46        14.82(a)
Expenses after expense reductions (f)(h)                  0.45(a)      0.45         0.45(a)      1.10(a)      1.10         1.10(a)
Net investment income                                     3.93(a)      3.79         3.87(a)      3.30(a)      3.14         3.21(a)
Portfolio turnover                                          50           22           14           50           22           14
Net assets at end of period (000 Omitted)               $2,292       $1,954         $724         $753         $630         $367
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME RETIREMENT INCOME FUND - CONTINUED

                                                                                                  CLASS C
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                  $10.36       $10.00       $10.00
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                            $0.17        $0.31        $0.19
  Net realized and unrealized gain (loss) on investments                                0.11         0.38         0.00(w)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                       $0.28        $0.69        $0.19
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                          $(0.17)      $(0.32)      $(0.19)
  From net realized gain on investments                                                   --        (0.01)          --
----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                          $(0.17)      $(0.33)      $(0.19)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $10.47       $10.36       $10.00
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                                 2.73(n)      6.98         1.88(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                               2.56(a)      4.35        14.82(a)
Expenses after expense reductions (f)(h)                                                1.10(a)      1.10         1.10(a)
Net investment income                                                                   3.29(a)      3.09         3.14(a)
Portfolio turnover                                                                        50           22           14
Net assets at end of period (000 Omitted)                                               $853         $778         $379
----------------------------------------------------------------------------------------------------------------------

MFS(R) LIFETIME RETIREMENT INCOME FUND - CONTINUED

                                                                                                  CLASS I
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                  $10.36       $10.00       $10.00
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                            $0.22        $0.41        $0.25
  Net realized and unrealized gain (loss) on investments                                0.11         0.38        (0.01)(g)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                       $0.33        $0.79        $0.24
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                          $(0.22)      $(0.42)      $(0.24)
  From net realized gain on investments                                                   --        (0.01)          --
----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                          $(0.22)      $(0.43)      $(0.24)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $10.47       $10.36       $10.00
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                    3.24(n)      8.04         2.48(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                               1.52(a)      3.50        13.82(a)
Expenses after expense reductions (f)(h)                                                0.10(a)      0.10         0.10(a)
Net investment income                                                                   4.28(a)      4.14         4.24(a)
Portfolio turnover                                                                        50           22           14
Net assets at end of period (000 Omitted)                                                $64          $67          $51
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME RETIREMENT INCOME FUND - CONTINUED

                                                                 CLASS R1                               CLASS R2
                                                  --------------------------------------  -----------------------------------
                                                   SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                      ENDED       ----------------------     ENDED       --------------------
                                                    10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                   (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                 $10.35       $10.00       $10.00       $10.36       $10.00       $10.00
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.16        $0.32        $0.18        $0.18        $0.32        $0.20
  Net realized and unrealized gain (loss) on
    investments                                        0.11         0.35         0.00(w)      0.10         0.39        (0.00)(g)(w)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.27        $0.67        $0.18        $0.28        $0.71        $0.20
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.16)      $(0.31)      $(0.18)      $(0.18)      $(0.34)      $(0.20)
  From net realized gain on investments                  --        (0.01)          --           --        (0.01)          --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.16)      $(0.32)      $(0.18)      $(0.18)      $(0.35)      $(0.20)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.46       $10.35       $10.00       $10.46       $10.36       $10.00
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   2.68(n)      6.77         1.82(n)      2.76(n)      7.24         2.03(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)              2.62(a)      4.65        15.02(a)      2.41(a)      4.17        14.72(a)
Expenses after expense reductions (f)(h)               1.20(a)      1.20         1.20(a)      0.85(a)      0.85         0.85(a)
Net investment income                                  3.19(a)      3.04         3.15(a)      3.55(a)      3.32         3.49(a)
Portfolio turnover                                       50           22           14           50           22           14
Net assets at end of period (000 Omitted)            $1,157       $1,162         $127         $747         $336          $51
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME RETIREMENT INCOME FUND - CONTINUED

                                                                    CLASS R3                               CLASS R4
                                                  --------------------------------------  -----------------------------------
                                                   SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                      ENDED       ----------------------     ENDED       --------------------
                                                    10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                   (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                 $10.36       $10.00       $10.00       $10.35       $10.00       $10.00
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income (d)                           $0.19        $0.38        $0.20        $0.22        $0.36        $0.22
  Net realized and unrealized gain (loss) on
    investments                                        0.11         0.34         0.01         0.09         0.38        (0.00)(g)(w)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.30        $0.72        $0.21        $0.31        $0.74        $0.22
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.19)      $(0.35)      $(0.21)      $(0.20)      $(0.38)      $(0.22)
  From net realized gain on investments                  --        (0.01)          --           --        (0.01)          --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.19)      $(0.36)      $(0.21)      $(0.20)      $(0.39)      $(0.22)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.47       $10.36       $10.00       $10.46       $10.35       $10.00
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   2.91(n)      7.35         2.09(n)      3.04(n)      7.51         2.24(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)              2.34(a)      4.23        14.57(a)      2.08(a)      3.57        14.22(a)
Expenses after expense reductions (f)(h)               0.75(a)      0.75         0.75(a)      0.50(a)      0.50         0.50(a)
Net investment income                                  3.61(a)      3.50         3.54(a)      3.93(a)      3.62         3.84(a)
Portfolio turnover                                       50           22           14           50           22           14
Net assets at end of period (000 Omitted)            $3,580       $1,314         $241       $6,326         $660          $53
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME RETIREMENT INCOME FUND - CONTINUED

                                                                                                 CLASS R5
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                  $10.37       $10.00       $10.00
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                            $0.20        $0.41        $0.24
  Net realized and unrealized gain (loss) on investments                                0.12         0.38         0.00(w)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                       $0.32        $0.79        $0.24
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                          $(0.22)      $(0.41)      $(0.24)
  From net realized gain on investments                                                   --        (0.01)          --
----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                          $(0.22)      $(0.42)      $(0.24)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $10.47       $10.37       $10.00
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                    3.09(n)      8.04         2.42(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                               1.86(a)      3.58        13.92(a)
Expenses after expense reductions (f)(h)                                                0.20(a)      0.20         0.20(a)
Net investment income                                                                   4.18(a)      4.04         4.14(a)
Portfolio turnover                                                                        50           22           14
Net assets at end of period (000 Omitted)                                               $199          $55          $51
----------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated
    period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                     CLASS A                                CLASS B
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $11.08       $10.39       $10.00       $11.02       $10.37       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.18        $0.35        $0.18        $0.15        $0.28        $0.14
  Net realized and unrealized gain (loss) on
    investments                                           0.26         0.56         0.29         0.25         0.54         0.29
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.44        $0.91        $0.47        $0.40        $0.82        $0.43
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.20)      $(0.08)         $--       $(0.15)      $(0.06)
  From net realized gain on investments                     --        (0.02)          --           --        (0.02)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.22)      $(0.08)         $--       $(0.17)      $(0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.52       $11.08       $10.39       $11.42       $11.02       $10.37
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                   3.97(n)      8.80         4.67(n)      3.63(n)      7.99         4.32(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 1.48(a)      2.63        13.57(a)      2.14(a)      3.41        14.22(a)
Expenses after expense reductions (f)(h)                  0.45(a)      0.45         0.45(a)      1.10(a)      1.10         1.10(a)
Net investment income                                     3.26(a)      3.25         2.96(a)      2.61(a)      2.59         2.32(a)
Portfolio turnover                                          11           27            3           11           27            3
Net assets at end of period (000 Omitted)               $3,548       $3,058         $468         $793         $677         $138
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2010 FUND - CONTINUED

                                                                                                   CLASS C
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $11.02       $10.37       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.15        $0.27        $0.14
  Net realized and unrealized gain (loss) on investments                               0.25         0.56         0.29
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.40        $0.83        $0.43
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.16)      $(0.06)
  From net realized gain on investments                                                  --        (0.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.18)      $(0.06)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.42       $11.02       $10.37
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                                3.63(n)      8.01         4.28(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              2.21(a)      3.41        14.22(a)
Expenses after expense reductions (f)(h)                                               1.10(a)      1.10         1.10(a)
Net investment income                                                                  2.61(a)      2.60         2.33(a)
Portfolio turnover                                                                       11           27            3
Net assets at end of period (000 Omitted)                                              $823         $522          $96
---------------------------------------------------------------------------------------------------------------------

MFS(R) LIFETIME 2010 FUND - CONTINUED

                                                                                                  CLASS I
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $11.11       $10.41       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.20        $0.36        $0.22
  Net realized and unrealized gain (loss) on investments                               0.26         0.57         0.27
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.46        $0.93        $0.49
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.21)      $(0.08)
  From net realized gain on investments                                                  --        (0.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.23)      $(0.08)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.57       $11.11       $10.41
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                   4.14(n)      9.05         4.94(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              1.12(a)      2.63        13.22(a)
Expenses after expense reductions (f)(h)                                               0.10(a)      0.10         0.10(a)
Net investment income                                                                  3.61(a)      3.53         3.26(a)
Portfolio turnover                                                                       11           27            3
Net assets at end of period (000 Omitted)                                              $571         $546         $264
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2010 FUND - CONTINUED

                                                                    CLASS R1                               CLASS R2
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $10.99       $10.37       $10.00       $11.03       $10.38       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.14        $0.26        $0.13        $0.16        $0.30        $0.15
  Net realized and unrealized gain (loss) on
    investments                                           0.25         0.55         0.29         0.26         0.55         0.29
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.39        $0.81        $0.42        $0.42        $0.85        $0.44
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.17)      $(0.05)         $--       $(0.18)      $(0.06)
  From net realized gain on investments                     --        (0.02)          --           --        (0.02)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.19)      $(0.05)         $--       $(0.20)      $(0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.38       $10.99       $10.37       $11.45       $11.03       $10.38
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                      3.55(n)      7.84         4.26(n)      3.81(n)      8.22         4.45(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 2.27(a)      3.39        14.42(a)      2.02(a)      3.08        14.12(a)
Expenses after expense reductions (f)(h)                  1.20(a)      1.20         1.20(a)      0.85(a)      0.85         0.85(a)
Net investment income                                     2.51(a)      2.53         2.21(a)      2.88(a)      2.82         2.58(a)
Portfolio turnover                                          11           27            3           11           27            3
Net assets at end of period (000 Omitted)               $1,101         $829          $86       $1,518         $846          $90
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2010 FUND - CONTINUED

                                                                    CLASS R3                               CLASS R4
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $11.04       $10.38       $10.00       $11.07       $10.39       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.17        $0.32        $0.14        $0.18        $0.35        $0.22
  Net realized and unrealized gain (loss) on
    investments                                           0.25         0.54         0.31         0.25         0.54         0.25
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.42        $0.86        $0.45        $0.43        $0.89        $0.47
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.18)      $(0.07)         $--       $(0.19)      $(0.08)
  From net realized gain on investments                     --        (0.02)          --           --        (0.02)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.20)      $(0.07)         $--       $(0.21)      $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.46       $11.04       $10.38       $11.50       $11.07       $10.39
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                      3.80(n)      8.36         4.47(n)      3.88(n)      8.67         4.71(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 1.99(a)      3.03        13.97(a)      1.54(a)      2.47        13.62(a)
Expenses after expense reductions (f)(h)                  0.75(a)      0.75         0.75(a)      0.50(a)      0.50         0.50(a)
Net investment income                                     2.99(a)      2.94         2.71(a)      3.21(a)      3.14         3.08(a)
Portfolio turnover                                          11           27            3           11           27            3
Net assets at end of period (000 Omitted)               $6,611       $2,794         $261       $5,847       $4,685         $549
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2010 FUND - CONTINUED

                                                                                                 CLASS R5
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $11.11       $10.40       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.18        $0.37        $0.19
  Net realized and unrealized gain (loss) on investments                               0.27         0.57         0.29
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.45        $0.94        $0.48
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.21)      $(0.08)
  From net realized gain on investments                                                  --        (0.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.23)      $(0.08)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.56       $11.11       $10.40
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                   4.05(n)      9.06         4.81(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              1.78(a)      2.80        13.32(a)
Expenses after expense reductions (f)(h)                                               0.20(a)      0.20         0.20(a)
Net investment income                                                                  3.59(a)      3.46         3.22(a)
Portfolio turnover                                                                       11           27            3
Net assets at end of period (000 Omitted)                                              $503          $57          $52
---------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

MFS(R) LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                     CLASS A                                CLASS B
                                                     --------------------------------------  --------------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       -----------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $11.85       $10.85       $10.00       $11.79       $10.82       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.08        $0.18        $0.08        $0.04        $0.11        $0.06
  Net realized and unrealized gain (loss) on
    investments                                           0.61         1.03         0.92         0.60         1.02         0.90
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.69        $1.21        $1.00        $0.64        $1.13        $0.96
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.15)      $(0.15)         $--       $(0.10)      $(0.14)
  From net realized gain on investments                     --        (0.06)          --           --        (0.06)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.21)      $(0.15)         $--       $(0.16)      $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.54       $11.85       $10.85       $12.43       $11.79       $10.82
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                   5.82(n)     11.26        10.14(n)      5.43(n)     10.57         9.71(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 0.80(a)      1.26         5.30(a)      1.46(a)      1.92         5.95(a)
Expenses after expense reductions (f)(h)                  0.45(a)      0.45         0.45(a)      1.10(a)      1.10         1.10(a)
Net investment income                                     1.38(a)      1.63         1.34(a)      0.73(a)      1.01         0.84(a)
Portfolio turnover                                           9            7            4            9            7            4
Net assets at end of period (000 Omitted)               $8,630       $8,188       $2,718       $4,175       $3,428       $1,009
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND - CONTINUED

                                                                                                CLASS C
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $11.78       $10.83       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.04        $0.12        $0.06
  Net realized and unrealized gain (loss) on investments                               0.59         1.01         0.91
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.63        $1.13        $0.97
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.12)      $(0.14)
  From net realized gain on investments                                                  --        (0.06)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.18)      $(0.14)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $12.41       $11.78       $10.83
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                                5.35(n)     10.58         9.79(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              1.48(a)      1.86         5.95(a)
Expenses after expense reductions (f)(h)                                               1.10(a)      1.10         1.10(a)
Net investment income                                                                  0.73(a)      1.07         0.96(a)
Portfolio turnover                                                                        9            7            4
Net assets at end of period (000 Omitted)                                            $1,881       $1,148         $143
---------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND - CONTINUED

                                                                                                   CLASS I
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $11.90       $10.87       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.11        $0.22        $0.10
  Net realized and unrealized gain (loss) on investments                               0.59         1.04         0.93
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.70        $1.26        $1.03
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.17)      $(0.16)
  From net realized gain on investments                                                  --        (0.06)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.23)      $(0.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $12.60       $11.90       $10.87
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                   5.88(n)     11.71        10.38(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              0.49(a)      0.96         4.95(a)
Expenses after expense reductions (f)(h)                                               0.10(a)      0.10         0.10(a)
Net investment income                                                                  1.74(a)      1.97         1.60(a)
Portfolio turnover                                                                        9            7            4
Net assets at end of period (000 Omitted)                                              $981         $613         $324
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND - CONTINUED

                                                                    CLASS R1                               CLASS R2
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $11.78       $10.83       $10.00       $11.81       $10.85       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.04        $0.10        $0.04        $0.06        $0.14        $0.07
  Net realized and unrealized gain (loss) on
    investments                                           0.60         1.02         0.92         0.59         1.02         0.92
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.64        $1.12        $0.96        $0.65        $1.16        $0.99
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.11)      $(0.13)         $--       $(0.14)      $(0.14)
  From net realized gain on investments                     --        (0.06)          --           --        (0.06)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.17)      $(0.13)         $--       $(0.20)      $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.42       $11.78       $10.83       $12.46       $11.81       $10.85
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                      5.43(n)     10.41         9.68(n)      5.50(n)     10.79         9.97(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 1.59(a)      2.08         6.14(a)      1.25(a)      1.70         5.85(a)
Expenses after expense reductions (f)(h)                  1.20(a)      1.20         1.20(a)      0.85(a)      0.85         0.85(a)
Net investment income                                     0.64(a)      0.90         0.58(a)      1.00(a)      1.25         1.19(a)
Portfolio turnover                                           9            7            4            9            7            4
Net assets at end of period (000 Omitted)               $4,426       $2,549         $549       $5,332       $2,596          $90
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND - CONTINUED

                                                                    CLASS R3                               CLASS R4
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $11.83       $10.84       $10.00       $11.85       $10.86       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.07        $0.15        $0.08        $0.08        $0.19        $0.12
  Net realized and unrealized gain (loss) on
    investments                                           0.59         1.03         0.91         0.60         1.01         0.89
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.66        $1.18        $0.99        $0.68        $1.20        $1.01
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.13)      $(0.15)         $--       $(0.15)      $(0.15)
  From net realized gain on investments                     --        (0.06)          --           --        (0.06)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.19)      $(0.15)         $--       $(0.21)      $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.49       $11.83       $10.84       $12.53       $11.85       $10.86
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                      5.58(n)     11.03         9.99(n)      5.74(n)     11.15        10.24(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 1.13(a)      1.62         5.69(a)      0.86(a)      1.26         5.35(a)
Expenses after expense reductions (f)(h)                  0.75(a)      0.75         0.75(a)      0.50(a)      0.50         0.50(a)
Net investment income                                     1.09(a)      1.36         1.28(a)      1.33(a)      1.67         1.63(a)
Portfolio turnover                                           9            7            4            9            7            4
Net assets at end of period (000 Omitted)              $16,337      $10,494       $1,271      $16,088      $11,326       $1,480
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND - CONTINUED

                                                                                                 CLASS R5
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $11.90       $10.87       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.09        $0.21        $0.11
  Net realized and unrealized gain (loss) on investments                               0.60         1.04         0.91
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.69        $1.25        $1.02
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.16)      $(0.15)
  From net realized gain on investments                                                  --        (0.06)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.22)      $(0.15)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $12.59       $11.90       $10.87
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                   5.80(n)     11.61        10.35(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              0.78(a)      1.09         5.05(a)
Expenses after expense reductions (f)(h)                                               0.20(a)      0.20         0.20(a)
Net investment income                                                                  1.72(a)      1.88         1.87(a)
Portfolio turnover                                                                        9            7            4
Net assets at end of period (000 Omitted)                                            $1,865          $62          $55
---------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                     CLASS A                                CLASS B
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $12.24       $11.10       $10.00       $12.17       $11.07       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income loss (d)                         $0.00(w)     $0.07        $0.01       $(0.04)      $(0.00)(w)   $(0.03)
  Net realized and unrealized gain (loss) on
    investments                                           0.80         1.20         1.25         0.80         1.19         1.25
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.80        $1.27        $1.26        $0.76        $1.19        $1.22
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.12)      $(0.16)         $--       $(0.08)      $(0.15)
  From net realized gain on investments                     --        (0.01)          --           --        (0.01)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.13)      $(0.16)         $--       $(0.09)      $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.04       $12.24       $11.10       $12.93       $12.17       $11.07
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                   6.54(n)     11.57        12.73(n)      6.24(n)     10.80        12.36(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 0.97(a)      1.84        11.40(a)      1.65(a)      2.54        12.05(a)
Expenses after expense reductions (f)(h)                  0.45(a)      0.45         0.45(a)      1.10(a)      1.10         1.10(a)
Net investment income (loss)                              0.04(a)      0.63         0.20(a)     (0.60)(a)    (0.04)       (0.41)(a)
Portfolio turnover                                           6           17            4            6           17            4
Net assets at end of period (000 Omitted)               $5,077       $4,758         $686       $1,895       $1,269         $382
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND - CONTINUED
                                                                                                  CLASS C
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $12.20       $11.08       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                            $(0.04)      $(0.02)      $(0.01)
  Net realized and unrealized gain (loss) on investments                               0.80         1.20         1.24
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.76        $1.18        $1.23
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.05)      $(0.15)
  From net realized gain on investments                                                  --        (0.01)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.06)      $(0.15)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $12.96       $12.20       $11.08
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                                6.23(n)     10.72        12.39(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              1.64(a)      2.61        12.05(a)
Expenses after expense reductions (f)(h)                                               1.10(a)      1.10         1.10(a)
Net investment loss                                                                   (0.61)(a)    (0.16)       (0.13)(a)
Portfolio turnover                                                                        6           17            4
Net assets at end of period (000 Omitted)                                              $625         $450         $114
---------------------------------------------------------------------------------------------------------------------

                                                                                                 CLASS I
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $12.29       $11.12       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.03        $0.10        $0.04
  Net realized and unrealized gain (loss) on investments                               0.79         1.22         1.25
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.82        $1.32        $1.29
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.14)      $(0.17)
  From net realized gain on investments                                                  --        (0.01)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.15)      $(0.17)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $13.11       $12.29       $11.12
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                   6.67(n)     11.99        12.99(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              0.59(a)      1.62        11.05(a)
Expenses after expense reductions (f)(h)                                               0.10(a)      0.10         0.10(a)
Net investment income                                                                  0.41(a)      0.91         0.67(a)
Portfolio turnover                                                                        6           17            4
Net assets at end of period (000 Omitted)                                            $1,024       $1,314         $701
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND - CONTINUED

                                                                    CLASS R1                               CLASS R2
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $12.17       $11.08       $10.00       $12.22       $11.09       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $(0.04)      $(0.02)      $(0.03)      $(0.02)       $0.00(w)     $0.00(w)
  Net realized and unrealized gain (loss) on
    investments                                           0.78         1.20         1.25         0.79         1.23         1.24
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.74        $1.18        $1.22        $0.77        $1.23        $1.24
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.08)      $(0.14)         $--       $(0.09)      $(0.15)
  From net realized gain on investments                     --        (0.01)          --           --        (0.01)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.09)      $(0.14)         $--       $(0.10)      $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.91       $12.17       $11.08       $12.99       $12.22       $11.09
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                      6.08(n)     10.72        12.29(n)      6.30(n)     11.17        12.49(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 1.79(a)      2.69        12.25(a)      1.50(a)      2.29        11.95(a)
Expenses after expense reductions (f)(h)                  1.20(a)      1.20         1.20(a)      0.85(a)      0.85         0.85(a)
Net investment income (loss)                             (0.69)(a)    (0.14)       (0.49)(a)    (0.35)(a)     0.03         0.05(a)
Portfolio turnover                                           6           17            4            6           17            4
Net assets at end of period (000 Omitted)               $2,829       $1,330         $306       $3,738       $1,131          $62
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND - CONTINUED

                                                                    CLASS R3                               CLASS R4
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $12.20       $11.09       $10.00       $12.23         $11.10     $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                       $(0.01)       $0.04        $0.01        $0.00(w)       $0.08      $0.02
  Net realized and unrealized gain (loss) on
    investments                                           0.79         1.19         1.23         0.79           1.18       1.24
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.78        $1.23        $1.24        $0.79          $1.26      $1.26
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.11)      $(0.15)         $--         $(0.12)    $(0.16)
  From net realized gain on investments                     --        (0.01)          --           --          (0.01)        --
-------------------------------------------------------------------------------------------------------------------------------
otal distributions declared to shareholders                $--       $(0.12)      $(0.15)         $--         $(0.13)    $(0.16)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.98       $12.20       $11.09       $13.02         $12.23     $11.10
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                      6.39(n)     11.18        12.56(n)      6.46(n)       11.49      12.72(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 1.35(a)      2.21        11.80(a)      1.04(a)        1.79      11.45(a)
Expenses after expense reductions (f)(h)                  0.75(a)      0.75         0.75(a)      0.50(a)        0.50       0.50(a)
Net investment income (loss)                             (0.24)(a)     0.35         0.10(a)     (0.00)(a)(w)    0.69       0.33(a)
Portfolio turnover                                           6           17            4            6             17          4
Net assets at end of period (000 Omitted)              $13,102       $5,980         $331      $11,228         $8,198       $354
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND - CONTINUED

                                                                                                 CLASS R5
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $12.28       $11.12       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.02        $0.09        $0.04
  Net realized and unrealized gain (loss) on investments                               0.79         1.21         1.24
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.81        $1.30        $1.28
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.13)      $(0.16)
  From net realized gain on investments                                                  --        (0.01)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.14)      $(0.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $13.09       $12.28       $11.12
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                   6.60(n)     11.80        12.97(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              1.00(a)      1.78        11.15(a)
Expenses after expense reductions (f)(h)                                               0.20(a)      0.20         0.20(a)
Net investment income                                                                  0.36(a)      0.85         0.71(a)
Portfolio turnover                                                                        6           17            4
Net assets at end of period (000 Omitted)                                            $1,754          $63          $56
---------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                     CLASS A                                CLASS B
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $12.27       $11.10       $10.00       $12.21       $11.08       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $(0.01)       $0.04        $0.01       $(0.05)      $(0.03)      $(0.03)
  Net realized and unrealized gain (loss) on
    investments                                           0.81         1.27         1.26         0.81         1.24         1.27
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.80        $1.31        $1.27        $0.76        $1.21        $1.24
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.09)      $(0.16)         $--       $(0.03)      $(0.15)
  From net realized gain on investments                     --        (0.05)       (0.01)          --        (0.05)       (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.14)      $(0.17)         $--       $(0.08)      $(0.16)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.07       $12.27       $11.10       $12.97       $12.21       $11.08
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                   6.52(n)     11.86        12.76(n)      6.22(n)     11.00        12.45(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 1.42(a)      2.75        11.32(a)      2.20(a)      3.57        11.97(a)
Expenses after expense reductions (f)(h)                  0.45(a)      0.45         0.45(a)      1.10(a)      1.10         1.10(a)
Net investment income (loss)                             (0.17)(a)     0.38         0.10(a)     (0.82)(a)    (0.27)       (0.45)(a)
Portfolio turnover                                           8           11           33            8           11           33
Net assets at end of period (000 Omitted)               $2,930       $3,420         $599       $1,571       $1,124         $466
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND - CONTINUED

                                                                                                CLASS C
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $12.23       $11.08       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                            $(0.05)      $(0.03)      $(0.02)
  Net realized and unrealized gain (loss) on investments                               0.82         1.25         1.25
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.77        $1.22        $1.23
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.02)      $(0.14)
  From net realized gain on investments                                                  --        (0.05)       (0.01)
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.07)      $(0.15)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $13.00       $12.23       $11.08
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                                6.30(n)     11.05        12.38(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              2.28(a)      3.57        11.97(a)
Expenses after expense reductions (f)(h)                                               1.10(a)      1.10         1.10(a)
Net investment loss                                                                   (0.81)(a)    (0.31)       (0.26)(a)
Portfolio turnover                                                                        8           11           33
Net assets at end of period (000 Omitted)                                              $375         $212          $86
---------------------------------------------------------------------------------------------------------------------

                                                                                                CLASS I
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $12.32       $11.12       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.01        $0.08        $0.04
  Net realized and unrealized gain (loss) on investments                               0.82         1.27         1.25
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.83        $1.35        $1.29
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.10)      $(0.16)
  From net realized gain on investments                                                  --        (0.05)       (0.01)
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.15)      $(0.17)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $13.15       $12.32       $11.12
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                   6.74(n)     12.26        13.01(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              1.22(a)      2.59        10.97(a)
Expenses after expense reductions (f)(h)                                               0.10(a)      0.10         0.10(a)
Net investment income                                                                  0.17(a)      0.71         0.62(a)
Portfolio turnover                                                                        8           11           33
Net assets at end of period (000 Omitted)                                            $1,531       $1,004         $582
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND - CONTINUED

                                                                    CLASS R1                               CLASS R2
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $12.20       $11.08       $10.00       $12.23       $11.10       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $(0.06)      $(0.05)      $(0.03)      $(0.04)      $(0.00)(w)    $0.00(w)
  Net realized and unrealized gain (loss) on
    investments                                           0.82         1.26         1.25         0.82         1.25         1.25
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.76        $1.21        $1.22        $0.78        $1.25        $1.25
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.04)      $(0.13)         $--       $(0.07)      $(0.14)
  From net realized gain on investments                     --        (0.05)       (0.01)          --        (0.05)       (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.09)      $(0.14)         $--       $(0.12)      $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.96       $12.20       $11.08       $13.01       $12.23       $11.10
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                      6.23(n)     11.00        12.31(n)      6.38(n)     11.33        12.61(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 2.31(a)      3.55        12.17(a)      1.97(a)      3.14        11.87(a)
Expenses after expense reductions (f)(h)                  1.20(a)      1.20         1.20(a)      0.85(a)      0.85         0.85(a)
Net investment income (loss)                             (0.91)(a)    (0.42)       (0.42)(a)    (0.57)(a)    (0.02)        0.02(a)
Portfolio turnover                                           8           11           33            8           11           33
Net assets at end of period (000 Omitted)               $1,328         $752         $127       $1,701         $687          $56
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND - CONTINUED

                                                                    CLASS R3                               CLASS R4
                                                     --------------------------------------  -----------------------------------
                                                      SIX MONTHS        YEARS ENDED 4/30     SIX MONTHS        YEARS ENDED 4/30
                                                         ENDED       ----------------------     ENDED       --------------------
                                                       10/31/07       2007        2006(c)     10/31/07       2007        2006(c)
                                                      (UNAUDITED)                            (UNAUDITED)
Net asset value, beginning of period                    $12.24       $11.10       $10.00       $12.27       $11.11       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $(0.03)       $0.00(w)     $0.01       $(0.01)       $0.05        $0.03
  Net realized and unrealized gain (loss) on
    investments                                           0.82         1.26         1.25         0.81         1.25         1.24
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.79        $1.26        $1.26        $0.80        $1.30        $1.27
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $--       $(0.07)      $(0.15)         $--       $(0.09)      $(0.15)
  From net realized gain on investments                     --        (0.05)       (0.01)          --        (0.05)       (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $--       $(0.12)      $(0.16)         $--       $(0.14)      $(0.16)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.03       $12.24       $11.10       $13.07       $12.27       $11.11
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                      6.45(n)     11.43        12.70(n)      6.52(n)     11.74        12.84(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                 1.90(a)      3.06        11.72(a)      1.57(a)      2.78        11.37(a)
Expenses after expense reductions (f)(h)                  0.75(a)      0.75         0.75(a)      0.50(a)      0.50         0.50(a)
Net investment income (loss)                             (0.46)(a)     0.03         0.08(a)     (0.22)(a)     0.39         0.38(a)
Portfolio turnover                                           8           11           33            8           11           33
Net assets at end of period (000 Omitted)               $6,111       $3,702         $323       $4,525       $2,371         $169
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND - CONTINUED

                                                                                                CLASS R5
                                                                                  ------------------------------------
                                                                                   SIX MONTHS        YEARS ENDED 4/30
                                                                                      ENDED       --------------------
                                                                                    10/31/07        2007        2006(c)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                 $12.31       $11.12       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.01        $0.07        $0.04
  Net realized and unrealized gain (loss) on investments                               0.82         1.26         1.25
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.83        $1.33        $1.29
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $--       $(0.09)      $(0.16)
  From net realized gain on investments                                                  --        (0.05)       (0.01)
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $--       $(0.14)      $(0.17)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $13.14       $12.31       $11.12
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                   6.74(n)     12.07        12.99(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                              1.84(a)      2.78        11.07(a)
Expenses after expense reductions (f)(h)                                               0.20(a)      0.20         0.20(a)
Net investment income                                                                  0.10(a)      0.60         0.67(a)
Portfolio turnover                                                                        8           11           33
Net assets at end of period (000 Omitted)                                            $1,292          $63          $56
---------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund's accounting policies, is outlined in the underlying fund's financial statements which are available upon request.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

Tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                             MFS LIFETIME
                                                               RETIREMENT   MFS LIFETIME   MFS LIFETIME  MFS LIFETIME  MFS LIFETIME
YEAR ENDED 4/30/07                                            INCOME FUND      2010 FUND      2020 FUND     2030 FUND     2040 FUND
Ordinary income (including any short-term capital gains)        $170,883       $141,331       $319,686      $159,310       $57,645
Long-term capital gain                                             4,607         13,605        145,719        15,837        36,113
----------------------------------------------------------------------------------------------------------------------------------
                                                                $175,490       $154,936       $465,405      $175,147       $93,758

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                      MFS LIFETIME
                                                        RETIREMENT     MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
                                                       INCOME FUND        2010 FUND       2020 FUND       2030 FUND       2040 FUND
AS OF 10/31/07
Cost of investments                                   $15,605,125      $20,607,985     $54,796,930     $37,414,533     $19,117,282
----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation                                       $310,835         $839,484      $5,020,818      $4,052,758      $2,203,820
Gross depreciation                                        (11,486)         (38,163)        (56,630)         (6,889)             --
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)               $299,349         $801,321      $4,964,188      $4,045,869      $2,203,820

AS OF 4/30/07
Undistributed ordinary income                             $18,685         $118,573        $179,475         $29,543          $3,612
Undistributed long-term capital gain                       30,488           66,509         229,834         254,416         146,265
Other temporary differences                               (17,273)              --              --              --              --
Net unrealized appreciation (depreciation)                163,522          442,406       2,724,949       2,008,494       1,156,750

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the MFS Lifetime Retirement Income Fund all shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. For all other funds, all shareholders bear the common expenses of each fund based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

The investment adviser has agreed in writing to pay a portion of each fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of each fund's average daily net assets. This written agreement will continue through August 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended October 31, 2007, this reduction amounted to the following and is reflected as a reduction of total expenses in the Statement of Operations.

                                                      MFS LIFETIME
                                                        RETIREMENT     MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
                                                       INCOME FUND        2010 FUND       2020 FUND       2030 FUND       2040 FUND
                                                          $84,998          $95,499         $95,220         $90,646         $97,607

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2007, as its portion of the initial sales charge on sales of Class A shares of each fund:

                                                      MFS LIFETIME
                                                        RETIREMENT     MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
                                                       INCOME FUND        2010 FUND       2020 FUND       2030 FUND       2040 FUND
                                                           $2,087           $2,977          $5,778          $2,912          $1,664

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company
Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to
MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

DISTRIBUTION PLAN FEE TABLE:

                                                                                     CLASS A
                                                   --------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE         PLAN (d)         RATE (e)              FEE
MFS Lifetime Retirement Income Fund                       0.10%            0.25%            0.35%            0.35%           $3,410
MFS Lifetime 2010 Fund                                    0.10%            0.25%            0.35%            0.35%            5,713
MFS Lifetime 2020 Fund                                    0.10%            0.25%            0.35%            0.35%           15,053
MFS Lifetime 2030 Fund                                    0.10%            0.25%            0.35%            0.35%            9,090
MFS Lifetime 2040 Fund                                    0.10%            0.25%            0.35%            0.35%            5,977

                                                                                     CLASS B
                                                   --------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE         PLAN (d)         RATE (e)              FEE
MFS Lifetime Retirement Income Fund                       0.75%            0.25%            1.00%            1.00%           $3,704
MFS Lifetime 2010 Fund                                    0.75%            0.25%            1.00%            1.00%            3,779
MFS Lifetime 2020 Fund                                    0.75%            0.25%            1.00%            1.00%           19,735
MFS Lifetime 2030 Fund                                    0.75%            0.25%            1.00%            1.00%            7,809
MFS Lifetime 2040 Fund                                    0.75%            0.25%            1.00%            1.00%            6,545

                                                                                     CLASS C
                                                   --------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE         PLAN (d)         RATE (e)              FEE
MFS Lifetime Retirement Income Fund                       0.75%            0.25%            1.00%            1.00%           $3,732
MFS Lifetime 2010 Fund                                    0.75%            0.25%            1.00%            1.00%            3,292
MFS Lifetime 2020 Fund                                    0.75%            0.25%            1.00%            1.00%            7,520
MFS Lifetime 2030 Fund                                    0.75%            0.25%            1.00%            1.00%            2,721
MFS Lifetime 2040 Fund                                    0.75%            0.25%            1.00%            1.00%            1,311

                                                                                     CLASS R1
                                                   --------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE         PLAN (d)         RATE (e)              FEE
MFS Lifetime Retirement Income Fund                       0.50%            0.25%            0.75%            0.75%           $4,326
MFS Lifetime 2010 Fund                                    0.50%            0.25%            0.75%            0.75%            3,627
MFS Lifetime 2020 Fund                                    0.50%            0.25%            0.75%            0.75%           12,891
MFS Lifetime 2030 Fund                                    0.50%            0.25%            0.75%            0.75%            7,144
MFS Lifetime 2040 Fund                                    0.50%            0.25%            0.75%            0.75%            4,071

                                                                                     CLASS R2
                                                   --------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE         PLAN (d)         RATE (e)              FEE
MFS Lifetime Retirement Income Fund                       0.25%            0.25%            0.50%            0.50%           $1,258
MFS Lifetime 2010 Fund                                    0.25%            0.25%            0.50%            0.50%            2,776
MFS Lifetime 2020 Fund                                    0.25%            0.25%            0.50%            0.50%            9,888
MFS Lifetime 2030 Fund                                    0.25%            0.25%            0.50%            0.50%            4,818
MFS Lifetime 2040 Fund                                    0.25%            0.25%            0.50%            0.50%            3,396

                                                                                     CLASS R3
                                                   --------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE         PLAN (d)         RATE (e)              FEE
MFS Lifetime Retirement Income Fund                       0.25%            0.25%            0.50%            0.50%           $5,642
MFS Lifetime 2010 Fund                                    0.25%            0.25%            0.50%            0.50%           10,370
MFS Lifetime 2020 Fund                                    0.25%            0.25%            0.50%            0.50%           32,994
MFS Lifetime 2030 Fund                                    0.25%            0.25%            0.50%            0.50%           22,072
MFS Lifetime 2040 Fund                                    0.25%            0.25%            0.50%            0.50%           11,238

                                                                                     CLASS R4
                                                   --------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE         PLAN (d)         RATE (e)              FEE
MFS Lifetime Retirement Income Fund                          --            0.25%            0.25%            0.25%           $4,567
MFS Lifetime 2010 Fund                                       --            0.25%            0.25%            0.25%            6,898
MFS Lifetime 2020 Fund                                       --            0.25%            0.25%            0.25%           18,656
MFS Lifetime 2030 Fund                                       --            0.25%            0.25%            0.25%           12,667
MFS Lifetime 2040 Fund                                       --            0.25%            0.25%            0.25%            5,094

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
Total Distributions and Service Fees                    $26,639          $36,455         $116,737          $66,321          $37,632

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31,
    2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended
October 31, 2007, were as follows:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
CDSC IMPOSED                                        INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
Class A                                                     $--              $--              $30              $35               $2
Class B                                                    $944             $714           $3,145           $3,690             $662
Class C                                                  $1,081               $1             $181             $504              $11

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2007, these costs amounted to the following:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
                                                         $1,068           $3,295           $5,773           $4,781           $4,152

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2007, the shareholder servicing costs on the Statement of Operations reflect this agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the six months ended October 31, 2007 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
                                                        0.1582%          0.1024%          0.0345%          0.0550%          0.0995%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended October 31, 2007, each fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                                                CLASS R1
                                                                                                       ------------------------
                                                                                                                        TOTAL
                                                                                                          FEE RATE      AMOUNT
MFS Lifetime Retirement Income Fund                                                                          0.35%      $2,019
MFS Lifetime 2010 Fund                                                                                       0.35%       1,693
MFS Lifetime 2020 Fund                                                                                       0.35%       6,016
MFS Lifetime 2030 Fund                                                                                       0.35%       3,330
MFS Lifetime 2040 Fund                                                                                       0.35%       1,899

                                                                                                                 CLASS R2
                                                                                                       ------------------------
                                                                                                                        TOTAL
                                                                                                          FEE RATE      AMOUNT
MFS Lifetime Retirement Income Fund                                                                          0.25%        $629
MFS Lifetime 2010 Fund                                                                                       0.25%       1,388
MFS Lifetime 2020 Fund                                                                                       0.25%       4,944
MFS Lifetime 2030 Fund                                                                                       0.25%       2,409
MFS Lifetime 2040 Fund                                                                                       0.25%       1,698

                                                                                                               CLASS R3
                                                                                                       ------------------------
                                                                                                                        TOTAL
                                                                                                          FEE RATE      AMOUNT
MFS Lifetime Retirement Income Fund                                                                          0.15%      $1,693
MFS Lifetime 2010 Fund                                                                                       0.15%       3,111
MFS Lifetime 2020 Fund                                                                                       0.15%       9,899
MFS Lifetime 2030 Fund                                                                                       0.15%       6,622
MFS Lifetime 2040 Fund                                                                                       0.15%       3,371

                                                                                                                CLASS R4
                                                                                                       ------------------------
                                                                                                                        TOTAL
                                                                                                          FEE RATE      AMOUNT
MFS Lifetime Retirement Income Fund                                                                          0.15%      $2,740
MFS Lifetime 2010 Fund                                                                                       0.15%       4,139
MFS Lifetime 2020 Fund                                                                                       0.15%      11,193
MFS Lifetime 2030 Fund                                                                                       0.15%       7,600
MFS Lifetime 2040 Fund                                                                                       0.15%       3,056

                                                                                                               CLASS R5
                                                                                                       ------------------------
                                                                                                                        TOTAL
                                                                                                          FEE RATE      AMOUNT
MFS Lifetime Retirement Income Fund                                                                          0.10%         $53
MFS Lifetime 2010 Fund                                                                                       0.10%         107
MFS Lifetime 2020 Fund                                                                                       0.10%         347
MFS Lifetime 2030 Fund                                                                                       0.10%         311
MFS Lifetime 2040 Fund                                                                                       0.10%         243

TOTAL RETIREMENT PLAN ADMINISTRATION AND SERVICES FEES

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND

                                                         $7,134          $10,438          $32,399          $20,272          $10,267

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance
Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2007, the fee paid to Tarantino LLC amounted to the following:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND

                                                            $24              $41             $121              $74              $42

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND

                                                            $24              $40             $119              $73              $41

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of underlying funds aggregated to the following:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
Purchases                                           $14,187,987       $8,675,548      $21,402,917      $16,520,883       $8,104,670
-----------------------------------------------------------------------------------------------------------------------------------
Sales                                                $5,455,711       $1,844,725       $4,798,686       $1,896,322       $1,348,122
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund shares were as follows:

MFS(R) LIFETIME RETIREMENT INCOME FUND

                                                                             SIX MONTHS ENDED 10/31/07       YEAR ENDED 4/30/07
                                                                               SHARES        AMOUNT         SHARES        AMOUNT
Shares sold
    Class A                                                                     126,136     $1,308,404       143,219    $1,440,438
    Class B                                                                      26,023        269,262        26,533       266,000
    Class C                                                                      17,456        179,806        51,435       522,615
    Class I                                                                       1,277         13,260         1,183        12,244
    Class R1                                                                     13,985        144,309       294,517     2,990,363
    Class R2                                                                     45,798        472,921        35,134       358,985
    Class R3                                                                    340,956      3,541,382       266,218     2,697,951
    Class R4                                                                    904,243      9,254,419        70,868       722,441
    Class R5                                                                     13,824        142,159            --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                              1,489,698    $15,325,922       889,107    $9,011,037

Shares issued to shareholders in reinvestment of distributions
    Class A                                                                       3,135        $32,427         5,179       $52,572
    Class B                                                                       1,025         10,606         1,544        15,655
    Class C                                                                       1,025         10,608         1,200        12,221
    Class I                                                                         130          1,342           222         2,220
    Class R1                                                                      1,758         18,185         2,048        20,911
    Class R2                                                                        872          9,035           430         4,339
    Class R3                                                                      3,947         40,887         4,672        47,330
    Class R4                                                                      6,957         72,172           865         8,825
    Class R5                                                                        220          2,281           214         2,173
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 19,069       $197,543        16,374      $166,246

Shares reacquired
    Class A                                                                     (98,792)   $(1,022,185)      (32,095)    $(328,353)
    Class B                                                                     (15,906)      (164,593)       (3,971)      (39,915)
    Class C                                                                     (12,016)      (124,374)      (15,417)     (153,396)
    Class I                                                                      (1,782)       (18,411)          (18)         (182)
    Class R1                                                                    (17,355)      (179,265)     (197,067)   (2,006,508)
    Class R2                                                                     (7,729)       (79,874)       (8,202)      (83,835)
    Class R3                                                                   (129,635)    (1,341,444)     (168,210)   (1,722,435)
    Class R4                                                                   (370,066)    (3,817,012)      (13,270)     (136,045)
    Class R5                                                                       (398)        (4,156)           --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                               (653,679)   $(6,751,314)     (438,250)  $(4,470,669)

Net change
    Class A                                                                      30,479       $318,646       116,303    $1,164,657
    Class B                                                                      11,142        115,275        24,106       241,740
    Class C                                                                       6,465         66,040        37,218       381,440
    Class I                                                                        (375)        (3,809)        1,387        14,282
    Class R1                                                                     (1,612)       (16,771)       99,498     1,004,766
    Class R2                                                                     38,941        402,082        27,362       279,489
    Class R3                                                                    215,268      2,240,825       102,680     1,022,846
    Class R4                                                                    541,134      5,509,579        58,463       595,221
    Class R5                                                                     13,646        140,284           214         2,173
----------------------------------------------------------------------------------------------------------------------------------
                                                                                855,088     $8,772,151       467,231    $4,706,614

MFS(R) LIFETIME 2010 FUND
                                                                             SIX MONTHS ENDED 10/31/07     YEAR ENDED 4/30/07(c)
                                                                               SHARES        AMOUNT         SHARES        AMOUNT
Shares sold
    Class A                                                                     309,627     $3,463,510       264,427    $2,807,130
    Class B                                                                      14,316        158,645        53,038       557,648
    Class C                                                                      31,129        349,244        41,142       434,143
    Class I                                                                      46,350        533,377        23,183       252,673
    Class R1                                                                     38,260        425,027       103,784     1,113,450
    Class R2                                                                     98,379      1,095,739        93,891     1,005,904
    Class R3                                                                    380,774      4,256,289       489,382     5,228,394
    Class R4                                                                    149,478      1,668,401       719,197     7,702,614
    Class R5                                                                     38,338        428,749            --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                              1,106,651    $12,378,981     1,788,044   $19,101,956

Shares issued to shareholders in reinvestment of distributions
    Class A                                                                          --            $--         4,072       $43,692
    Class B                                                                          --             --           655         7,005
    Class C                                                                          --             --           543         5,726
    Class I                                                                          --             --           588         6,317
    Class R1                                                                         --             --           726         7,749
    Class R2                                                                         --             --           683         7,241
    Class R3                                                                         --             --         3,077        32,957
    Class R4                                                                         --             --         3,893        41,736
    Class R5                                                                         --             --           105         1,132
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     --            $--        14,342      $153,555

Shares reacquired
    Class A                                                                    (277,629)   $(3,104,589)      (37,504)    $(402,995)
    Class B                                                                      (6,331)       (70,207)       (5,543)      (59,870)
    Class C                                                                      (6,381)       (71,731)       (3,550)      (37,742)
    Class I                                                                     (46,158)      (530,983)          (67)         (704)
    Class R1                                                                    (16,969)      (188,208)      (37,371)     (403,904)
    Class R2                                                                    (42,416)      (474,053)      (26,636)     (288,002)
    Class R3                                                                    (56,880)      (636,126)     (264,501)   (2,858,523)
    Class R4                                                                    (64,496)      (724,052)     (352,668)   (3,826,034)
    Class R5                                                                         (6)           (63)           --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                               (517,266)   $(5,800,012)     (727,840)  $(7,877,774)

Net change
    Class A                                                                      31,998       $358,921       230,995    $2,447,827
    Class B                                                                       7,985         88,438        48,150       504,783
    Class C                                                                      24,748        277,513        38,135       402,127
    Class I                                                                         192          2,394        23,704       258,286
    Class R1                                                                     21,291        236,819        67,139       717,295
    Class R2                                                                     55,963        621,686        67,938       725,143
    Class R3                                                                    323,894      3,620,163       227,958     2,402,828
    Class R4                                                                     84,982        944,349       370,422     3,918,316
    Class R5                                                                     38,332        428,686           105         1,132
----------------------------------------------------------------------------------------------------------------------------------
                                                                                589,385     $6,578,969     1,074,546   $11,377,737

(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.

MFS(R) LIFETIME 2020 FUND

                                                                             SIX MONTHS ENDED 10/31/07       YEAR ENDED 4/30/07
                                                                               SHARES        AMOUNT         SHARES        AMOUNT
Shares sold
    Class A                                                                     562,894     $6,788,195       585,641    $6,512,936
    Class B                                                                      99,266      1,184,274       232,053     2,540,881
    Class C                                                                      67,970        819,963        90,436     1,014,495
    Class I                                                                      97,882      1,205,392        20,956       235,107
    Class R1                                                                    157,457      1,869,689       279,678     3,148,128
    Class R2                                                                    336,236      4,024,483       312,434     3,500,078
    Class R3                                                                    634,884      7,643,585     1,471,113    16,430,150
    Class R4                                                                    545,624      6,559,912     1,639,099    18,246,921
    Class R5                                                                    152,702      1,819,136            --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                              2,654,915    $31,914,629     4,631,410   $51,628,696

Shares issued to shareholders in reinvestment of distributions
    Class A                                                                          --            $--         9,229      $103,824
    Class B                                                                          --             --         2,925        32,823
    Class C                                                                          --             --           705         7,899
    Class I                                                                          --             --           765         8,625
    Class R1                                                                         --             --         1,921        21,536
    Class R2                                                                         --             --         2,079        23,293
    Class R3                                                                         --             --         9,921       111,415
    Class R4                                                                         --             --        12,871       144,803
    Class R5                                                                         --             --            99         1,031
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     --            $--        40,515      $455,249

Shares reacquired
    Class A                                                                    (565,267)   $(6,775,469)     (154,626)  $(1,715,296)
    Class B                                                                     (54,016)      (642,610)      (37,514)     (417,812)
    Class C                                                                     (13,869)      (164,212)       (6,830)      (76,356)
    Class I                                                                     (71,609)      (888,669)           --            --
    Class R1                                                                    (17,312)      (207,844)     (115,954)   (1,312,659)
    Class R2                                                                   (128,255)    (1,558,838)     (103,006)   (1,183,914)
    Class R3                                                                   (213,765)    (2,540,052)     (710,799)   (8,152,127)
    Class R4                                                                   (217,307)    (2,613,704)     (832,856)   (9,479,772)
    Class R5                                                                     (9,772)      (117,166)           --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                             (1,291,172)  $(15,508,564)   (1,961,585) $(22,337,936)

Net change
    Class A                                                                      (2,373)       $12,726       440,244    $4,901,464
    Class B                                                                      45,250        541,664       197,464     2,155,892
    Class C                                                                      54,101        655,751        84,311       946,038
    Class I                                                                      26,273        316,723        21,721       243,732
    Class R1                                                                    140,145      1,661,845       165,645     1,857,005
    Class R2                                                                    207,981      2,465,645       211,507     2,339,457
    Class R3                                                                    421,119      5,103,533       770,235     8,389,438
    Class R4                                                                    328,317      3,946,208       819,114     8,911,952
    Class R5                                                                    142,930      1,701,970            99         1,031
----------------------------------------------------------------------------------------------------------------------------------
                                                                              1,363,743    $16,406,065     2,710,340   $29,746,009

MFS(R) LIFETIME 2030 FUND
                                                                             SIX MONTHS ENDED 10/31/07       YEAR ENDED 4/30/07
                                                                               SHARES        AMOUNT         SHARES        AMOUNT
Shares sold
    Class A                                                                     351,585     $4,379,178       358,111    $4,013,611
    Class B                                                                      59,870        746,413        82,109       901,162
    Class C                                                                      15,912        195,757        30,930       358,010
    Class I                                                                      99,072      1,263,326        53,625       626,320
    Class R1                                                                    120,664      1,489,954       147,987     1,693,158
    Class R2                                                                    205,482      2,585,508       158,545     1,808,480
    Class R3                                                                    703,474      8,787,837       845,772     9,617,269
    Class R4                                                                    243,028      3,027,837     1,331,896    14,862,490
    Class R5                                                                    128,995      1,587,629            --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                              1,928,082    $24,063,439     3,008,975   $33,880,500

Shares issued to shareholders in reinvestment of distributions
    Class A                                                                          --            $--         3,051       $34,988
    Class B                                                                          --             --           654         7,477
    Class C                                                                          --             --            63           724
    Class I                                                                          --             --           991        11,388
    Class R1                                                                         --             --           566         6,469
    Class R2                                                                         --             --           247         2,787
    Class R3                                                                         --             --         3,529        40,371
    Class R4                                                                         --             --         6,084        69,662
    Class R5                                                                         --             --            63           723
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     --            $--        15,248      $174,589

Shares reacquired
    Class A                                                                    (350,960)   $(4,342,114)      (34,360)    $(380,460)
    Class B                                                                     (17,475)      (216,124)      (13,008)     (145,134)
    Class C                                                                      (4,577)       (55,125)       (4,410)      (46,709)
    Class I                                                                    (127,919)    (1,619,015)      (10,702)     (116,520)
    Class R1                                                                    (10,879)      (132,747)      (66,895)     (777,313)
    Class R2                                                                    (10,212)      (128,364)      (71,853)     (810,861)
    Class R3                                                                   (184,131)    (2,294,962)     (389,026)   (4,537,056)
    Class R4                                                                    (51,191)      (636,102)     (699,350)   (7,984,860)
    Class R5                                                                       (153)        (1,920)           --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                               (757,497)   $(9,426,473)   (1,289,604) $(14,798,913)

Net change
    Class A                                                                         625        $37,064       326,802    $3,668,139
    Class B                                                                      42,395        530,289        69,755       763,505
    Class C                                                                      11,335        140,632        26,583       312,025
    Class I                                                                     (28,847)      (355,689)       43,914       521,188
    Class R1                                                                    109,785      1,357,207        81,658       922,314
    Class R2                                                                    195,270      2,457,144        86,939     1,000,406
    Class R3                                                                    519,343      6,492,875       460,275     5,120,584
    Class R4                                                                    191,837      2,391,735       638,630     6,947,292
    Class R5                                                                    128,842      1,585,709            63           723
----------------------------------------------------------------------------------------------------------------------------------
                                                                              1,170,585    $14,636,966     1,734,619   $19,256,176

MFS(R) LIFETIME 2040 FUND
                                                                             SIX MONTHS ENDED 10/31/07     YEAR ENDED 4/30/07(c)
                                                                               SHARES        AMOUNT         SHARES        AMOUNT
Shares sold
    Class A                                                                     228,089     $2,847,665       254,232    $2,861,342
    Class B                                                                      37,260        467,861        64,960       716,843
    Class C                                                                      16,421        206,717        11,253       124,480
    Class I                                                                     149,302      1,903,482        45,535       503,905
    Class R1                                                                     45,470        564,214        69,138       800,048
    Class R2                                                                     95,664      1,197,913        73,002       839,630
    Class R3                                                                    237,095      2,964,335       469,802     5,339,483
    Class R4                                                                    223,902      2,793,612       393,143     4,414,689
    Class R5                                                                     94,317      1,160,128            --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                              1,127,520    $14,105,927     1,381,065   $15,600,420

Shares issued to shareholders in reinvestment of distributions
    Class A                                                                          --            $--         2,391       $27,497
    Class B                                                                          --             --           494         5,676
    Class C                                                                          --             --            66           759
    Class I                                                                          --             --         1,013        11,695
    Class R1                                                                         --             --           228         2,611
    Class R2                                                                         --             --           301         3,430
    Class R3                                                                         --             --         1,779        20,445
    Class R4                                                                         --             --         1,728        19,893
    Class R5                                                                         --             --            63           632
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     --            $--         8,063       $92,638

Shares reacquired
    Class A                                                                    (282,783)   $(3,513,723)      (31,782)    $(366,598)
    Class B                                                                      (8,168)      (101,229)      (15,510)     (172,227)
    Class C                                                                      (4,901)       (62,528)       (1,725)      (17,691)
    Class I                                                                    (114,384)    (1,467,912)      (17,331)     (198,751)
    Class R1                                                                     (4,617)       (57,513)      (19,210)     (223,486)
    Class R2                                                                    (21,117)      (267,694)      (22,231)     (265,456)
    Class R3                                                                    (70,456)      (867,180)     (198,197)   (2,306,144)
    Class R4                                                                    (71,038)      (888,969)     (216,855)   (2,493,774)
    Class R5                                                                     (1,095)       (14,157)           --            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                               (578,559)   $(7,240,905)     (522,841)  $(6,044,127)

Net change
    Class A                                                                     (54,694)     $(666,058)      224,841    $2,522,241
    Class B                                                                      29,092        366,632        49,944       550,292
    Class C                                                                      11,520        144,189         9,594       107,548
    Class I                                                                      34,918        435,570        29,217       316,849
    Class R1                                                                     40,853        506,701        50,156       579,173
    Class R2                                                                     74,547        930,219        51,072       577,604
    Class R3                                                                    166,639      2,097,155       273,384     3,053,784
    Class R4                                                                    152,864      1,904,643       178,016     1,940,808
    Class R5                                                                     93,222      1,145,971            63           632
----------------------------------------------------------------------------------------------------------------------------------
                                                                                548,961     $6,865,022       866,287    $9,648,931

(c) For the period from the commencement of the fund's investment operations,  September 29, 2005, through the stated period end.

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2007, each fund's commitment fee and interest expense was equal to the following and is included in the miscellaneous expense on the Statement of Operations.

                                                      MFS LIFETIME
                                                        RETIREMENT     MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
                                                       INCOME FUND        2010 FUND       2020 FUND       2030 FUND       2040 FUND
Commitment Fee                                                 $16              $26             $80             $47             $26
Interest Expense                                               $--              $--            $146             $--             $--

(7) TRANSACTIONS IN UNDERLYING FUNDS - AFFILIATED ISSUERS

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of the report, the fund assumes the following to be affiliated issuers:

MFS LIFETIME RETIREMENT INCOME FUND
                                                                BEGINNING         ACQUISITIONS        DISPOSITIONS           ENDING
                                                                SHARE/PAR            SHARE/PAR           SHARE/PAR        SHARE/PAR
UNDERLYING FUNDS                                                   AMOUNT               AMOUNT              AMOUNT           AMOUNT
MFS Floating Rate High Income Fund                                68,698              148,623             (53,482)          163,839
MFS Government Securities Fund                                    73,412              149,306             (55,816)          166,902
MFS Inflation-Adjusted Bond Fund                                  71,055              143,770             (56,059)          158,766
MFS Intermediate Investment Grade Bond Fund                      105,333               27,960            (133,293)               --
MFS Limited Maturity Fund                                        216,462              444,782            (160,575)          500,669
MFS Money Market Fund                                            692,694            1,408,326            (508,588)        1,592,432
MFS Research Bond Fund                                            34,584              374,689(i)          (89,950)          319,323
MFS Research Fund                                                 26,572               54,904             (25,017)           56,459
MFS Value Fund                                                    24,266               50,948             (21,406)           53,808

                                                                 REALIZED         CAPITAL GAIN            DIVIDEND           ENDING
UNDERLYING FUNDS                                              GAIN (LOSS)        DISTRIBUTIONS              INCOME            VALUE
MFS Floating Rate High Income Fund                             $(16,795)                  $--              $37,290       $1,594,155
MFS Government Securities Fund                                    1,898                    --               26,766        1,585,568
MFS Inflation-Adjusted Bond Fund                                  6,095                    --               20,658        1,582,894
MFS Intermediate Investment Grade Bond Fund                        (370)                   --                9,762               --
MFS Limited Maturity Fund                                        (2,608)                   --               57,751        3,174,242
MFS Money Market Fund                                                --                    --               27,853        1,592,432
MFS Research Bond Fund                                           (3,530)                   --               49,400        3,167,680
MFS Research Fund                                                68,634                    --                   --        1,604,575
MFS Value Fund                                                   54,985                    --                7,909        1,602,928
-----------------------------------------------------------------------------------------------------------------------------------
                                                               $108,309                    --             $237,389      $15,904,474

MFS LIFETIME 2010 FUND

                                                                BEGINNING         ACQUISITIONS        DISPOSITIONS           ENDING
                                                                SHARE/PAR            SHARE/PAR           SHARE/PAR        SHARE/PAR
UNDERLYING FUNDS                                                   AMOUNT               AMOUNT              AMOUNT           AMOUNT
MFS Core Growth Fund                                                  --               30,687(i)           (3,442)           27,245
MFS Floating Rate High Income Fund                                43,564               49,944              (2,729)           90,779
MFS Government Securities Fund                                   147,872               95,303             (20,311)          222,864
MFS Inflation-Adjusted Bond Fund                                  45,071               48,187              (4,781)           88,477
MFS Intermediate Investment Grade Bond Fund                      212,390               35,867            (248,257)               --
MFS Limited Maturity Fund                                        436,230              286,696             (54,829)          668,097
MFS Money Market Fund                                          1,396,097              890,629            (167,357)        2,119,369
MFS Research Bond Fund                                            69,666              391,003             (33,762)          426,907
MFS Research Fund                                                 71,644               35,131             (10,020)           96,755
MFS Research International Fund                                   22,616                8,844              (4,428)           27,032
MFS Strategic Growth Fund                                         21,444                2,565             (24,009)               --
MFS Value Fund                                                    65,455               34,751              (7,995)           92,211

                                                                 REALIZED         CAPITAL GAIN            DIVIDEND           ENDING
UNDERLYING FUNDS                                              GAIN (LOSS)        DISTRIBUTIONS              INCOME            VALUE
MFS Core Growth Fund                                            $11,012                   $--                  $--         $625,278
MFS Floating Rate High Income Fund                                 (408)                   --               21,111          883,276
MFS Government Securities Fund                                      451                    --               41,545        2,117,206
MFS Inflation-Adjusted Bond Fund                                    472                    --               11,622          882,112
MFS Intermediate Investment Grade Bond Fund                        (115)                   --               18,886               --
MFS Limited Maturity Fund                                           (69)                   --               90,334        4,235,736
MFS Money Market Fund                                                --                    --               42,905        2,119,369
MFS Research Bond Fund                                             (902)                   --               72,984        4,234,922
MFS Research Fund                                                43,693                    --                   --        2,749,769
MFS Research International Fund                                  10,355                    --                   --          630,663
MFS Strategic Growth Fund                                         2,047                    --                   --               --
MFS Value Fund                                                   31,890                    --               16,657        2,746,975
-----------------------------------------------------------------------------------------------------------------------------------
                                                                $98,426                   $--             $316,044      $21,225,306

MFS LIFETIME 2020 FUND

                                                                BEGINNING         ACQUISITIONS        DISPOSITIONS           ENDING
                                                                SHARE/PAR            SHARE/PAR           SHARE/PAR        SHARE/PAR
UNDERLYING FUNDS                                                   AMOUNT               AMOUNT              AMOUNT           AMOUNT
MFS Core Growth Fund                                                  --              354,853(i)          (19,520)          335,333
MFS Government Securities Fund                                   283,214              186,381             (27,429)          442,166
MFS High Income Fund                                             512,447              330,160             (58,778)          783,829
MFS Intermediate Investment Grade Bond Fund                      129,888               38,765            (168,653)               --
MFS International New Discovery Fund                              45,226               17,188              (9,438)           52,976
MFS Mid Cap Growth Fund                                          327,283              149,660             (41,710)          435,233
MFS Mid Cap Value Fund                                           216,274              112,641             (24,208)          304,707
MFS Money Market Fund                                            640,381              647,189             (51,535)        1,236,035
MFS Research Bond Fund                                           405,732              492,976             (51,899)          846,809
MFS Research Fund                                                179,015               92,370             (18,436)          252,949
MFS Research International Fund                                  257,478              113,087             (38,347)          332,218
MFS Strategic Growth Fund                                        243,199               44,285            (287,484)               --
MFS Value Fund                                                   211,960              109,110             (21,585)          299,485

                                                                 REALIZED         CAPITAL GAIN            DIVIDEND           ENDING
UNDERLYING FUNDS                                              GAIN (LOSS)        DISTRIBUTIONS              INCOME            VALUE
MFS Core Growth Fund                                            $42,928                   $--                  $--       $7,695,895
MFS Government Securities Fund                                   (1,052)                   --               85,166        4,200,578
MFS High Income Fund                                             (1,022)                   --              109,006        2,970,713
MFS Intermediate Investment Grade Bond Fund                        (387)                   --               12,806               --
MFS International New Discovery Fund                             34,757                    --                   --        1,752,455
MFS Mid Cap Growth Fund                                          33,668                    --                   --        4,709,224
MFS Mid Cap Value Fund                                           34,073                    --                   --        4,710,770
MFS Money Market Fund                                                --                    --               23,504        1,236,035
MFS Research Bond Fund                                           (7,288)                   --              171,226        8,400,345
MFS Research Fund                                                69,102                    --                   --        7,188,811
MFS Research International Fund                                  66,918                    --                   --        7,750,635
MFS Strategic Growth Fund                                        21,369                    --                   --               --
MFS Value Fund                                                   80,303                    --               55,414        8,921,657
-----------------------------------------------------------------------------------------------------------------------------------
                                                               $373,369                   $--             $457,122      $59,537,118

MFS LIFETIME 2030 FUND
                                                                BEGINNING         ACQUISITIONS        DISPOSITIONS           ENDING
                                                                SHARE/PAR            SHARE/PAR           SHARE/PAR        SHARE/PAR
UNDERLYING FUNDS                                                   AMOUNT               AMOUNT              AMOUNT           AMOUNT
MFS Core Growth Fund                                                  --              356,579(i)          (16,876)          339,703
MFS Government Securities Fund                                    20,457               26,865              (2,745)           44,577
MFS High Income Fund                                              48,714               68,263              (4,435)          112,542
MFS International New Discovery Fund                              73,492               45,848              (7,926)          111,414
MFS Mid Cap Growth Fund                                          334,862              216,692             (21,027)          530,527
MFS Mid Cap Value Fund                                           220,833              162,179             (11,777)          371,235
MFS New Discovery Fund                                            47,769               29,251              (4,433)           72,587
MFS Research Bond Fund                                            38,538               51,628              (4,753)           85,413
MFS Research Fund                                                 93,550               57,029              (5,891)          144,688
MFS Research International Fund                                  124,964               82,830             (13,055)          194,739
MFS Strategic Growth Fund                                        211,134               37,288            (248,422)               --
MFS Value Fund                                                   128,120               87,523              (8,607)          207,036

                                                                 REALIZED         CAPITAL GAIN            DIVIDEND           ENDING
UNDERLYING FUNDS                                              GAIN (LOSS)        DISTRIBUTIONS              INCOME            VALUE
MFS Core Growth Fund                                            $36,788                   $--                  $--       $7,796,181
MFS Government Securities Fund                                      (42)                   --                7,128          423,482
MFS High Income Fund                                               (639)                   --               12,603          426,536
MFS International New Discovery Fund                             29,174                    --                   --        3,685,563
MFS Mid Cap Growth Fund                                          15,475                    --                   --        5,740,296
MFS Mid Cap Value Fund                                            8,188                    --                   --        5,739,296
MFS New Discovery Fund                                           10,579                    --                   --        1,628,858
MFS Research Bond Fund                                             (720)                   --               15,359          847,300
MFS Research Fund                                                19,402                    --                   --        4,112,034
MFS Research International Fund                                  23,944                    --                   --        4,543,251
MFS Strategic Growth Fund                                           829                    --                   --               --
MFS Value Fund                                                   22,712                    --               35,421        6,167,605
-----------------------------------------------------------------------------------------------------------------------------------
                                                               $165,690                   $--              $70,511      $41,110,402

MFS LIFETIME 2040 FUND
                                                                BEGINNING         ACQUISITIONS        DISPOSITIONS           ENDING
                                                                SHARE/PAR            SHARE/PAR           SHARE/PAR        SHARE/PAR
UNDERLYING FUNDS                                                   AMOUNT               AMOUNT              AMOUNT           AMOUNT
MFS Core Growth Fund                                                  --              197,791(i)          (12,982)          184,809
MFS International New Discovery Fund                              43,603               24,934              (4,298)           64,239
MFS Mid Cap Growth Fund                                          192,407              120,593             (19,132)          293,868
MFS Mid Cap Value Fund                                           127,196               89,330             (11,025)          205,501
MFS New Discovery Fund                                            30,957               20,834              (4,066)           47,725
MFS Research Fund                                                 51,050               28,614              (5,110)           74,554
MFS Research International Fund                                   63,290               34,589              (6,597)           91,282
MFS Strategic Growth Fund                                        119,916               27,611            (147,527)               --
MFS Value Fund                                                    69,916               42,964              (6,279)          106,601

                                                                 REALIZED         CAPITAL GAIN            DIVIDEND           ENDING
UNDERLYING FUNDS                                              GAIN (LOSS)        DISTRIBUTIONS              INCOME            VALUE
MFS Core Growth Fund                                             $29,499                  $--                  $--       $4,241,361
MFS International New Discovery Fund                              16,414                   --                   --        2,125,013
MFS Mid Cap Growth Fund                                           18,381                   --                   --        3,179,652
MFS Mid Cap Value Fund                                            16,023                   --                   --        3,177,051
MFS New Discovery Fund                                            12,458                   --                   --        1,070,950
MFS Research Fund                                                 20,179                   --                   --        2,118,811
MFS Research International Fund                                   12,104                   --                   --        2,129,606
MFS Strategic Growth Fund                                          1,267                   --                   --               --
MFS Value Fund                                                    22,073                   --               19,535        3,175,658
-----------------------------------------------------------------------------------------------------------------------------------
                                                                $148,398                  $--              $19,535      $21,218,102

(i) The acquisition shares for MFS Lifetime Retirement Income Fund include shares received in the merger of MFS Intermediate
    Investment Grade Bond Fund into MFS Research Bond Fund on June 22, 2007. The acquisition shares for MFS Lifetime 2010 Fund, MFS
    Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund include shares received in the merger of MFS Strategic
    Growth Fund into MFS Core Growth Fund on June 22, 2007.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS LIFETIME FUNDS

      MFS LIFETIME RETIREMENT INCOME FUND
      MFS LIFETIME 2010 FUND
      MFS LIFETIME 2020 FUND
      MFS LIFETIME 2030 FUND
      MFS LIFETIME 2040 FUND

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Funds' investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their investment advisory arrangements at their meetings throughout the year, including a review of the performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for the one-year period ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/ objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Funds' fees and expenses and the fees and expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the fees and expenses of MFS peer funds, (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and for the MFS Funds as a whole, (v) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS,
(vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS LIFETIME RETIREMENT INCOME FUND

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund's Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2006. The total return performance of the Fund's Class A shares was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

MFS LIFETIME 2010 FUND

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund's Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2006. The total return performance of the Fund's Class A shares was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

MFS LIFETIME 2020 FUND

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund's Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2006. The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

MFS LIFETIME 2030 FUND

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund's Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2006. The total return performance of the Fund's Class A shares was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

MFS LIFETIME 2040 FUND

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund's Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2006. The total return performance of the Fund's Class A shares was in the 5th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

GENERAL

Each Fund commenced investment operations on September 29, 2005; therefore, no performance data for the three- or five-year period was available. Because of the passage of time, this performance may differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account the limited operating history of the Funds and information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the "Underlying Funds"). The Trustees also considered that MFS currently observes an expense limitation for the Funds.

In assessing the reasonableness of the Funds' expenses the Trustees considered, among other information, the total expense ratios of the Funds' Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS, noting that the Funds' total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account the expense limitation): (i) the MFS Lifetime Retirement Income Fund's total expense ratio was lower than the Lipper expense group median; (ii) the MFS Lifetime 2010 Fund's total expense ratio was higher than the Lipper expense group median; (iii) the MFS Lifetime 2020 Fund's total expense ratio was higher than the Lipper expense group median; (iv) the MFS Lifetime 2030 Fund's total expense ratio was higher than the Lipper expense group median; and (iv) the MFS Lifetime 2040 Fund's total expense ratio was higher than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds' growth of assets, whether fee levels reflect economies of scale for Fund shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' or the Underlying Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds' portfolio brokerage commissions, if applicable, to pay for investment research and other similar services (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds' investment advisory agreement with MFS should be approved for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of each Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

                                Public Reference Room
                                Securities and Exchange Commission
                                100 F Street, NE, Room 1580
                                Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US
                              --------------------------------------------------
WEB SITE                      Go paperless with eDELIVERY: Arrange to have
mfs.com                       MFS(R) send prospectuses, reports, and proxies
                              directly to your e-mail inbox. You'll get timely
MFS TALK                      information and less clutter in your mailbox (not
1-800-637-8255                to mention help your fund save printing and
24 hours a day                postage costs).

ACCOUNT SERVICE AND           SIGN UP: If your account is registered with us,
LITERATURE                    simply go to MFS.COM, log in to your account via
                              MFS(R) Access, and select the eDelivery sign up
SHAREHOLDERS                  options.
1-800-225-2606
8 a.m. to 8 p.m. ET           If you own your MFS fund shares through a
                              financial institution or a retirement plan, MFS(R)
INVESTMENT PROFESSIONALS      TALK, MFS Access, and eDelivery may not be
1-800-343-2829                available to you.
8 a.m. to 8 p.m. ET           --------------------------------------------------

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 14, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 14, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.